N-2 - USD ($) $ / shares in Units, shares in Thousands				3 Months Ended									12 Months Ended
		May 08, 2026	Mar. 31, 2026	Feb. 28, 2026	Nov. 30, 2025	Aug. 31, 2025	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 28, 2024	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Cover [Abstract]
Entity Central Index Key		0001268533
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		000-000000
Investment Company Act File Number		811-21462
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		84
Entity Registrant Name		Tortoise Energy Infrastructure Corporation
Entity Address, Address Line One		5901 College Boulevard
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		Overland Park
Entity Address, State or Province		KS
Entity Address, Postal Zip Code		66211
City Area Code		(913)
Local Phone Number		981-1020
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price)

Sales Load	___	(1)
Offering Expenses Borne by the Company (as a percentage of offering price)	___	(1)
Dividend Reinvestment and Cash Purchase Plan Fees (in dollars)(2)	$15

(1)      If the securities to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load, the estimated offering expenses borne by us and a revised expense example.

(2)      Stockholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan.”

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common stock)	Percentage of Net Assets Attributable to Common Shares(3)
Management Fee(4)	1.20%
Interest Payments on Borrowed Funds (includes issuance costs)(5)	0.92%
Distribution Payments on Preferred Stock (includes issuance costs)(6)	0.26%
Other Expenses(7)	0.75%
Total Annual Expenses (excluding tax liability)	3.13%

(3)      Based on average Net Assets for fiscal period ended November 30, 2025.

(4)      Reflects management fee as of November 30, 2025. “Management Fee” is based on our Managed Assets, which means the total assets of the Company (including any assets attributable to leverage that may be outstanding), minus the sum of accrued liabilities (other than deferred taxes or debt representing financial leverage), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.

(5)      Reflects actual cost of interest on the debt securities and unsecured credit facility as of November 30, 2025, including amortization of issuance costs.

(6)      Reflects actual cost of distributions on Outstanding MRP Shares as of November 30, 2025, including amortization of issuance costs.

(7)      “Other Expenses” reflects actual costs incurred as of fiscal period ended November 30, 2025 for operational expenses, including payments to our transfer agent, administrator, custodian, fund account and legal and accounting expenses.

Management Fees [Percent]	[3],[4]	1.20%
Interest Expenses on Borrowings [Percent]	[3],[5]	0.92%
Distribution/Servicing Fees [Percent]	[3],[6]	0.26%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3],[7]	0.75%
Total Annual Expenses [Percent]	[3]	3.13%
Expense Example [Table Text Block]

Example:

The following example demonstrates the hypothetical dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. The following example illustrates the expenses that common stockholders would pay on a $1,000 investment in common stock, assuming (1) total annual expenses of attributable to common shares remain the same as set forth above; (2) a 5% annual return; and (3) all distributions are reinvested at NAV:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Paid by Common Stockholders(8)	$31	$96	$163	$343

The Example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown above.

Expense Example, Year 01		$ 31
Expense Example, Years 1 to 3		96
Expense Example, Years 1 to 5		163
Expense Example, Years 1 to 10		$ 343
Other Expenses, Note [Text Block]		“Other Expenses” reflects actual costs incurred as of fiscal period ended November 30, 2025 for operational expenses, including payments to our transfer agent, administrator, custodian, fund account and legal and accounting expenses.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities

The following table sets forth information regarding the Company’s outstanding senior securities as of the end of the Company’s last ten fiscal years, as applicable. Information for the fiscal year ended November 30, 2025 has been audited by Tait, Weller & Baker LLP, the Company’s independent registered public accounting firm. Information for fiscal years prior to the fiscal year ended November 30, 2025 has been audited by Ernst & Young LLP.

Fiscal Year Ended	Aggregate Principal Amount/ Liquidation Preference Outstanding (000)	Asset Coverage, per $1,000(a)	Asset Coverage, per $10 Liquidation Value Share(b)	Market Value(c)	Type of Senior Security
2016
	$442,500	$3,858		—	Notes
	$165,000		$30	—	Preferred Stock
	$109,300	$3,858		—	Borrowings
2017
	$412,500	$3,564		—	Notes
	$165,000		$27	—	Preferred Stock
	$112,700	$3,564		—	Borrowings
2018
	$380,000	$3,926		—	Notes
	$165,000		$29	—	Preferred Stock
	$107,100	$3,926		—	Borrowings
2019
	$365,000	$3,387		—	Notes
	$165,000		$25	—	Preferred Stock
	$ 93,900	$3,387		—	Borrowings
2020
	$ 87,927	$4,399		—	Notes
	$ 32,300		$33	—	Preferred Stock
	$ 13,200	$4,399		—	Borrowings
2021
	$ 83,893	$5,194		—	Notes
	$ 32,300		$40	—	Preferred Stock
	$ 19,200	$5,194		—	Borrowings
2022
	$ 81,632	$5,293		—	Notes
	$ 35,661		$40	—	Preferred Stock
	$ 30,700	$5,293		—	Borrowings
2023
	$ 64,853	$6,768		—	Notes
	$ 35,661		$45	—	Preferred Stock
	$ 7,300	$6,768		—	Borrowings
2024
	$ 50,333	$7,500		—	Notes
	$ 35,661		$54	—	Preferred Stock
	$ 41,200	$7,500		—	Borrowings
Fiscal Year Ended	Aggregate Principal Amount/ Liquidation Preference Outstanding (000)	Asset Coverage, per $1,000(a)	Asset Coverage, per $10 Liquidation Value Share(b)	Market Value(c)	Type of Senior Security
2025
	$137,910	$6,015		—	Notes
	$ 69,905		$45	—	Preferred Stock
	$ 72,100	$6,015		—	Borrowings

(a)      Calculated by subtracting the Company’s total liabilities and indebtedness (excluding senior notes, credit facility borrowings, and preferred stock) from the Company’s total assets and dividing the result by the aggregate amount of senior notes and credit facility borrowings outstanding at the end of the period, and by multiplying the results by $1,000.

(b)      Calculated by subtracting the Company’s total liabilities and indebtedness (excluding senior notes, credit facility borrowings, and preferred stock) from the Company’s total assets and dividing the result by the aggregate amount of senior notes, credit facility borrowings, and preferred stock outstanding at the end of the period, and multiplying the result by $10 liquidation value per share.

(c)      Preferred stock and notes are issued on a private basis and do not have market values.

Senior Securities Highlights Audited, Note [Text Block]		Information for the fiscal year ended November 30, 2025 has been audited by Tait, Weller & Baker LLP, the Company’s independent registered public accounting firm. Information for fiscal years prior to the fiscal year ended November 30, 2025 has been audited by Ernst & Young LLP.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Principal Investment Strategies

Investment Objective

Our investment objective is to seek a high level of total return with an emphasis on current distributions paid to stockholders. For purposes of our investment objective, total return includes capital appreciation of, and all distributions received from, securities in which we invest regardless of the tax character of the distributions. We seek to provide our stockholders with an efficient vehicle to invest in a portfolio of securities of energy infrastructure companies.

Energy Infrastructure Industry

We concentrate our investments in the energy infrastructure sector. We pursue our objective by, under normal circumstances, investing at least 90% of our total investments, defined as the value of all investments reported as total investments in our schedule of investments, in securities of energy infrastructure companies. Energy infrastructure companies engage in the business of transporting, processing, storing, distributing, or marketing natural gas, natural gas liquids, coal, crude oil, or refined petroleum products, or exploring, developing, managing, or producing such commodities. Additionally, energy infrastructure includes renewables and power infrastructure companies that generate, transport and distribute electricity. A more detailed description of investment policies and restrictions and more detailed information about portfolio investments are contained in the Statement of Additional Information.

Energy Infrastructure Companies.

Midstream energy infrastructure entities in which we invest generally can be classified in the following categories:

•        Pipeline Entities.    Pipeline entities are common carrier transporters of natural gas, natural gas liquids (primarily propane, ethane, butane and natural gasoline), crude oil or refined petroleum products (gasoline, diesel fuel and jet fuel). Pipeline entities also may operate ancillary businesses such as storage and marketing of such products. Revenue is derived from capacity and transportation fees. Historically, pipeline output has been less exposed to cyclical economic forces due to its low-cost structure and government-regulated nature. In addition, most pipeline entities have limited direct commodity price exposure because they do not own the product being shipped.

•        Gathering and Processing Entities.    Gathering and processing entities are gatherers and processors of natural gas, as well as providers of transportation, fractionation and storage of natural gas liquids (“NGLs”). Revenue is derived from providing services to natural gas producers, which require treatment or processing before their natural gas commodity can be marketed to utilities and other end user markets. Revenue for the processor may be fee based or tied to the prices of the natural gas and NGL commodities.

Power and utility infrastructure entities in which we invest generally can be classified as those providing products, services or equipment for the generation or distribution of electricity, gas or water. Historically, regulated power generation and demand is less exposed to cyclical economic forces due to its low-cost structure and government-regulated nature. In addition, regulated power entities have limited direct commodity price exposure because they do not own the product being shipped. By contrast, unregulated power companies in which we may invest are exposed to prevailing power prices in the market to which they sell power.

Investment Process

Under normal circumstances, we invest at least 90% of our total investments in securities of energy infrastructure companies. The Adviser seeks to invest in securities that offer a combination of quality, growth and yield intended to result in superior total returns over the long run. The Adviser’s securities selection process includes a comparison of quantitative, qualitative, and relative value factors. Although the Adviser intends to use research provided by broker-dealers and investment firms, primary emphasis will be placed on proprietary analysis and valuation models conducted and maintained by the Adviser’s in-house investment analysts. To determine whether a company meets its criteria, the Adviser generally will look for a strong record of distribution growth, a solid ratio of debt to equity and coverage ratio with respect to distributions to unit holders, and a proven track record, incentive structure and management team. It is anticipated that all entities in which we invest will have a market capitalization greater than $100 million at the time of investment.

Investment Policies

We seek to achieve our investment objective by investing primarily in securities of energy infrastructure companies that the Adviser believes offer attractive distribution rates and capital appreciation potential. We also may invest in other securities set forth below if the Adviser expects to achieve our objective with such investments.

The following are our fundamental investment limitations set forth in their entirety. We may not:

•        issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder;

•        borrow money, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder;

•        make loans, except by the purchase of debt obligations, by entering into repurchase agreements or through the lending of portfolio securities and as otherwise permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder;

•        concentrate (invest 25% or more of total assets) our investments in any particular industry, except that we will concentrate our assets in the group of industries constituting the energy infrastructure sector;

•        underwrite securities issued by others, except to the extent that we may be considered an underwriter within the meaning of the 1933 Act, in the disposition of restricted securities held in our portfolio;

•        purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, except that we may invest in securities or other instruments backed by real estate or securities of companies that invest in real estate or interests therein; and

•        purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except that we may purchase or sell options and futures contracts or invest in securities or other instruments backed by physical commodities.

Our policy of investing at least 90% of our total investments in securities of energy infrastructure companies is nonfundamental and may be changed by the Board without stockholder approval, provided that stockholders receive at least 60 days’ prior written notice of any change.

We have adopted the following additional nonfundamental policies:

•        We may invest up to 30% of our total investments in restricted securities, primarily through direct placements. Subject to this policy, we may invest without limitation in illiquid securities. The types of restricted securities that we may purchase include securities of private energy infrastructure companies and privately issued securities of publicly traded energy infrastructure companies. Restricted securities, whether issued by public companies or private companies, are generally considered illiquid. The aggregate of our investments in private companies that do not have any publicly traded shares or units is limited to 5% of our total investments.

•        We may invest up to 25% of our total investments in debt securities of energy infrastructure companies, including certain securities rated below investment grade (“junk bonds”). Below investment grade debt securities will be rated at least B3 by Moody’s and at least B – by S&P at the time of purchase, or comparably rated by another statistical rating organization or if unrated, determined to be of comparable quality by the Adviser.

•        We will not invest more than 10% of our total assets in any single issuer.

•        We will not engage in short sales.

Unless otherwise stated, these investment restrictions apply at the time of purchase, and we will not be required to reduce a position due solely to market value fluctuations.

As used in the bullets above, the term “total investments” is defined as the value of all investments reported as total investments on our schedule of investments. During the period in which we are investing the net proceeds of an offering, we may deviate from our investment policies with respect to the net proceeds of the offering by investing the net proceeds in cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, high quality, short-term money market instruments, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper rated in the highest category by a rating agency or other liquid fixed income securities.

Investment Securities

The types of securities in which we may invest include, but are not limited to, the following:

Equity Securities.    We invest in common and preferred stock, limited partner interests, convertible securities, warrants and depository receipts of companies that are organized as corporations, limited liability companies or limited partnerships. Common stock generally represents an equity ownership interest in an issuer. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and may underperform relative to fixed-income securities during certain periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock we hold. Also, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which we have exposure. Common stock prices fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital.

Equity Securities of MLPs.    We may invest in equity securities issued by energy infrastructure MLPs.

MLP Common Units.    MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike stockholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. MLPs are required by their partnership agreements to distribute a large percentage of their current operating earnings. Common unit holders generally have first right to a minimum quarterly distribution (“MQD”) prior to distributions to the convertible subordinated unit holders or the general partner (including incentive distributions). Common unit holders typically have arrearage rights if the MQD is not met. In the event of liquidation, MLP common unit holders have first rights to the partnership’s remaining assets after bondholders, other debt holders, and preferred unit holders have been paid in full. MLP common units trade on a national securities exchange or over-the-counter. Also, like common stock prices, MLP common units are sensitive to general movements in the stock market and a drop in the stock market may depress the price of MLP common units to which we have exposure.

Debt Securities.    We may invest up to 25% of our total investments in debt securities of energy infrastructure companies, including corporate bonds and notes, project finance debt securities, bank loans and loan participations, of issuers operating in essential asset sectors, and securities rated below investment grade (commonly referred to as “junk bonds”). These debt securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred and payment-in-kind features. To the extent that we invest in below investment grade debt securities, such securities will be rated, at the time of investment, at least B− by S&P or B3 by Moody’s or a comparable rating by at least one other rating agency or, if unrated, determined by the Adviser to be of comparable quality. If a security satisfies our minimum rating criteria at the time of purchase and subsequently is downgraded below such rating, we will not be required to dispose of such security. If a downgrade occurs, the Adviser will consider what action, including the sale of such security, is advisable and in the best interest of us and our stockholders.

Because the risk of default is higher for below investment grade securities than investment grade securities, the Adviser’s research and credit analysis is an especially important part of managing securities of this type. The Adviser attempts to identify those issuers of below investment grade securities whose financial condition the Adviser believes is adequate to meet future obligations or has improved or is expected to improve in the future. The Adviser’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

We may invest in corporate debt securities that are purchased and sold in private offerings pursuant to Rule 144A or other applicable exemptions from the registration requirements of the Securities Act. We may purchase or sell corporate debt securities on a when-issued, delayed-delivery or forward commitment basis. We currently have no specific maturity policy with respect to debt securities.

The corporate debt securities in which we invest generally will be high yield debt securities. Because the performance of high yield corporate debt securities, especially during periods of market stress, may be affected by changes, or perceived changes, in the issuer’s business, financial condition or prospects, the performance of our investments in high yield corporate debt securities may be correlated with the performance of equity securities, including the equity securities in which we invest. Accordingly, there can be no assurance that the allocation of our assets among equity and debt securities will provide our common stockholders with any of the benefits typically associated with asset class diversification.

Restricted Securities.    We may invest up to 30% of our total investments in restricted securities, primarily through direct placements. An issuer may be willing to offer the purchaser more attractive features with respect to securities issued in direct placements because it has avoided the expense and delay involved in a public offering of securities. Adverse conditions in the public securities markets also may preclude a public offering of securities. MLP convertible subordinated units typically are purchased in private placements and do not trade on a national exchange or over the counter, and there is no active market for convertible subordinated units. MLP convertible subordinated units typically are purchased from affiliates of the issuer or other existing holders of convertible units rather than directly from the issuer.

Restricted securities obtained by means of direct placements are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which are likely to be sold immediately if the market is adequate. This lack of liquidity creates special risks. However, we could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under the 1933 Act. MLP convertible subordinated units also convert to publicly traded common units upon the passage of time and/or satisfaction of certain financial tests.

Securities of Investment Companies.    We may invest in securities of other investment companies, including mutual funds, ETFs and closed-end funds, to achieve our investment objective or for temporary or defensive purposes, including investing in securities of other investment companies managed by the Adviser to the extent permitted by the 1940 Act. We may invest in securities of other investment companies for any purpose consistent with our investment objective and strategies including seeking exposure to specific asset classes or less liquid investments.

Temporary and Defensive Investments.    Pending investment of offering or leverage proceeds, we may invest such proceeds in securities issued or guaranteed by the U.S. Government or its instrumentalities or agencies, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper rated in the highest category by a rating agency or other liquid fixed income securities deemed by the Adviser to be of similar quality (collectively, “short-term securities”), or in cash or cash equivalents, all of which are expected to provide a lower yield than the securities of energy infrastructure companies. We also may invest in short-term securities or cash on a temporary basis to meet working capital needs including, but not limited to, for collateral in connection with certain investment techniques, to hold a reserve pending payment of distributions, and to facilitate the payment of expenses and settlement of trades.

Under adverse market or economic conditions, we may invest up to 100% of our total investments in short-term securities or cash. The yield on short-term securities or cash may be lower than the returns on MLPs and other equity securities or yields on lower rated fixed income securities. To the extent we invest in short-term securities or cash for defensive purposes, such investments are inconsistent with, and may result in our not achieving, our investment objective.

Covered Call Options Strategy

We may also seek to provide current income from gains earned through a covered call option strategy. A call option on a security is a contract that gives the holder of such call option the right to buy the security underlying the call option from the writer of such call option at a specified price (exercise price) at any time during the term of the option. At the time the call option is sold, the writer of a call option receives a premium from the buyer of such call option.

If we write a call option on a security or basket of securities, we have the obligation upon exercise of such call option to deliver the underlying security or securities upon payment of the exercise price. As the writer of such call options, in effect, during the term of the option, in exchange for the premium received by us, we sell the potential appreciation above the exercise price in the value of securities covered by the options. Therefore, we forego part of the potential appreciation for part of our equity portfolio in exchange for the call premium received but retain the risk of potential decline in those securities below the price which is equal to the excess of the exercise price of the call option over the premium per share received on the call option.

If we write a call option, we may terminate our obligation by effecting a closing purchase transaction. This is accomplished by purchasing a call option with the same terms as the option previously written. However, once we have been assigned an exercise notice, we will be unable to effect a closing purchase transaction. There can be no assurance that a closing purchase transaction can be effected when we so desire.

Other principal factors affecting the market value of an option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date of the option. Gains and losses on investments in options depend, in part, on the ability of our Adviser to correctly predict the effect of these factors.

When we write a call option, an amount equal to the premium received by us will be recorded as a liability and will be subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by us as realized gains from investments on the expiration date. If we repurchase a written call option prior to its exercise, the difference between the premium received and the amount paid to repurchase the option is treated as a realized gain or realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether we have realized a gain or loss.

Although our Adviser will attempt to take appropriate measures to minimize the risks relating to writing covered call options, there can be no assurance that we will succeed in any option-writing program we undertake.

Subsidiaries

If our Adviser determines it to be appropriate or necessary, we may form one or more wholly owned subsidiaries in one or more jurisdictions, each of which is expected to be treated as a corporation for U.S. federal income tax purposes. We may invest either directly or indirectly through the subsidiaries. We will be the sole shareholder of any subsidiary, and it is currently expected that shares of any subsidiary will not be sold or offered to other investors. We may invest an aggregate of up to 5% of our total investments in subsidiaries.

The subsidiaries will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or any jurisdiction in which a subsidiary is formed could result in our inability or the inability of the subsidiaries to operate as described in this Prospectus and the SAI and could adversely affect us. Our Board has oversight responsibility for our investment activities, including our investments in any subsidiary, and our role as the sole shareholder of any subsidiary.

The assets of any subsidiaries and our assets taken as a whole, will be subject to the same investment restrictions and limitations, and the subsidiary will be subject to the same compliance policies and procedures as the Company. As a result, investments held through a subsidiary will be considered in determining compliance with the investment policies and restrictions that apply to the management of the Company, and, in particular, to the requirements relating to portfolio leverage, affiliated transactions and the timing and method of the valuation of any subsidiary’s portfolio investments.

Portfolio Turnover

Our annual portfolio turnover rate may vary greatly from year to year. For the fiscal years ended November 30, 2025 and 2024, our actual portfolio turnover rates were 127% and 219%, respectively. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for us. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that we bear. High portfolio turnover may result in an increase in our recognition of net short-term capital gains, which, when distributed to shareholders, will be taxable as ordinary income for federal income tax purposes, and net capital gains, which will be distributed as capital gain dividends to shareholders. In addition, high portfolio turnover may increase our current and accumulated earnings and profits, resulting in a greater portion of our distributions being treated as taxable dividends for federal income tax purposes. See “Certain Federal Income Tax Matters.”

Material Conflicts of Interest

Conflicts of interest may arise from the fact that the Adviser and its affiliates carry on substantial investment activities for other clients, in which we have no interest, some of which may have investment strategies similar to ours. The portfolio managers of our Adviser must allocate time and investment ideas across multiple accounts. Trades may be executed for some accounts that may adversely impact the value of securities held by other accounts. In addition, conflicts of interest may arise from the fact that a related person of our Adviser has an interest in a client organized as a limited liability company, similar to a general partner interest in a partnership, for which the Adviser also serves as manager. The Adviser or its affiliates may have financial incentives to favor certain of such accounts over us. For example, our Adviser may have an incentive to allocate potentially more favorable investment opportunities to other funds and clients that pay our Adviser an incentive or performance fee. Performance and incentive fees also create the incentive to allocate potentially riskier, but potentially better performing, investments to such funds and other clients to increase the incentive fee. Our Adviser also may have an incentive to make investments in one fund, having the effect of increasing the value of a security in the same issuer held by another fund or client, which, in turn, may result in an incentive fee being paid to our Adviser by that other fund or client. Certain of the Adviser’s client accounts may invest in the equity securities of a particular company, while other client accounts may invest in the debt securities of the same company. Any of the Adviser’s or its affiliates’ proprietary accounts and other customer accounts may compete with us for specific trades. The Adviser or its affiliates may give advice and recommend securities to, or buy or sell securities for, us, which advice or securities may differ from advice given to, or securities recommended or bought or sold for, other accounts and customers, even though their investment objectives may be the same as, or similar to, our objectives. Our Adviser has written allocation policies and procedures designed to address potential conflicts of interest. For instance, when two or more clients advised by the Adviser or its affiliates seek to purchase or sell the same publicly traded securities, the securities purchased or sold will be allocated among the clients on a good faith, fair and equitable basis by the Adviser in its discretion and in accordance with the client’s various investment objectives and the Adviser’s procedures. In some cases, this system may adversely affect the price or size of the position we may obtain or sell. In other cases, our ability to participate in volume transactions may produce better execution for us. When possible, our Adviser combines all the trade orders into one or more block orders, and each account participates at the average unit or share price obtained in a block order. When block orders are only partially filled, our Adviser considers a number of factors in determining how allocations are made, with the overall goal to allocate in a manner so that accounts are not preferred or disadvantaged over time. Our Adviser also has allocation policies for transactions involving private placement securities, which are designed to result in a fair and equitable participation in offerings or sales for each participating client.

The Adviser also serves as investment adviser for other registered management investment companies, all of which invest in the energy sector. See “Management of the Company — Investment Adviser and Portfolio Managers.”

The Adviser will evaluate a variety of factors in determining whether a particular investment opportunity or strategy is appropriate and feasible for the relevant account at a particular time, including, but not limited to, the following: (1) the nature of the investment opportunity taken in the context of the other investments at the time; (2) the liquidity of the investment relative to the needs of the particular entity or account; (3) the availability of the opportunity (i.e., size of obtainable position); (4) the transaction costs involved; and (5) the investment or regulatory limitations applicable to the particular entity or account. Because these considerations may differ when applied to us and relevant accounts under management in the context of any particular investment opportunity, our investment activities, on the one hand, and other managed accounts, on the other hand, may differ considerably from time to time. In addition, our fees and expenses will differ from those of the other managed accounts. Accordingly, investors should be aware that our future performance and future performance of other accounts of the Adviser may vary.

From time to time, our Adviser may seed proprietary accounts for the purpose of evaluating a new investment strategy that eventually may be available to clients through one or more product structures. Such accounts also may serve the purpose of establishing a performance record for the strategy. Our Adviser’s management of accounts with proprietary interests and nonproprietary client accounts may create an incentive to favor the proprietary accounts in the allocation of investment opportunities, and the timing and aggregation of investments. Our Adviser’s proprietary seed accounts may include long-short strategies, and certain client strategies may permit short sales. A conflict of interest arises if a security is sold short at the same time as a long position, and continuously short selling in a security may adversely affect the stock price of the same security held long in client accounts. Our Adviser has adopted various policies to mitigate these conflicts, including policies that require our Adviser to avoid favoring any account, and that prohibit client and proprietary accounts from engaging in short sales with respect to individual stocks held long in client accounts. Our Adviser’s policies also require transactions in proprietary accounts to be placed after client transactions.

Situations may occur when we could be disadvantaged because of the investment activities conducted by the Adviser and its affiliates for their other funds or accounts. Such situations may be based on, among other things, the following: (1) legal or internal restrictions on the combined size of positions that may be taken for us or the other accounts, thereby limiting the size of our position; (2) the difficulty of liquidating an investment for us or the other accounts where the market cannot absorb the sale of the combined position; or (3) limits on co-investing in negotiated transactions under the 1940 Act, as discussed further below.

The 1940 Act limits our ability to co-invest in negotiated private placements of securities with our affiliates, including other funds managed by the Adviser. We and our Adviser have received exemptive relief from the SEC that permits certain co-investment transactions. In this regard, our Adviser has the ability to allocate investment opportunities of certain negotiated transactions between us, other funds registered under the 1940 Act and other accounts managed by our Adviser pro rata based on available capital, up to the amount proposed to be invested by each. All accounts generally are required to participate on the same terms. Pursuant to the exemptive order, our Adviser will be required to provide the board of directors of each participating registered fund with certain information concerning the relevant investment. A majority (as defined in section 57(o) of the 1940 Act) of the directors eligible to consider the co-investment transaction of each participating registered fund must approve such registered fund’s participation in the co-investment transaction.

To the extent we are precluded from co-investing, our Adviser will allocate private investment opportunities among its clients, including but not limited to us and our affiliated companies, based on allocation policies that take into account several suitability factors, including the size of the investment opportunity, the amount each client has available for investment and the client’s investment objectives. These allocation policies may result in the allocation of investment opportunities to an affiliated company rather than to us.

To the extent that the Adviser sources and structures private investments in energy infrastructure entities, certain employees of the Adviser may become aware of actions planned by such entities, such as acquisitions, that may not be announced to the public. It is possible that we could be precluded from investing in or selling securities of an energy infrastructure entity about which the Adviser has material, non-public information; however, it is the Adviser’s intention to ensure that any material, non-public information available to certain employees of the Adviser is not shared with the employees responsible for the purchase and sale of publicly traded energy infrastructure securities. Our investment opportunities also may be limited by affiliations of the Adviser or its affiliates with energy infrastructure companies.

The Adviser and its principals, officers, employees, and affiliates may buy and sell securities or other investments for their own accounts and may have actual or potential conflicts of interest with respect to investments made on our behalf. As a result of differing trading and investment strategies or constraints, positions may be taken by principals, officers, employees, and affiliates of the Adviser that are the same as, different from, or made at a different time than positions taken for us. Further, the Adviser may, at some time in the future, manage additional investment funds with the same investment objective as ours.

The use of leverage creates an opportunity for increased income and capital appreciation for common stockholders, but at the same time creates special risks that may adversely affect common stockholders. Because our management fee is based upon a percentage of our Managed Assets (as defined below), our management fee is higher when we are leveraged. Therefore, our Adviser has a financial incentive to use leverage, which will create a conflict of interest between our Adviser and our common stockholders, who will bear the costs of our leverage.

Risk Factors [Table Text Block]

Risk Factors

Investing in any of our securities involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing in any of our securities you should consider carefully the following risks, as well as any risk factors included in the applicable Prospectus Supplement.

Risks Related to Our Investments

General.    We are a non-diversified, closed-end management investment company designed primarily as a long-term investment vehicle and not as a trading tool. An investment in our securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that we will achieve our investment objective.

The following are the general risks of investing in our securities that affect our ability to achieve our investment objective. The risks below could lower the returns and distributions on common stock and reduce the amount of cash and net assets available to make distribution payments on preferred stock and interest payments on debt securities.

Capital Markets Volatility Risk.    Our capital structure and performance may be adversely impacted by weakness in the credit markets and stock market if such weakness results in declines in the value of energy infrastructure entities in which we invest. If the value of our investments declines or remains volatile, there is a risk that we may be required to reduce outstanding leverage, which could adversely affect our stock price and ability to pay distributions at historical levels. A sustained economic slowdown may adversely affect the ability of energy infrastructure entities to sustain their historical distribution levels, which in turn, may adversely affect our ability to sustain distributions at historical levels. Energy infrastructure entities that have historically relied heavily on outside capital to fund their growth may be impacted by a slowdown in the capital markets. The performance of the energy infrastructure sector is dependent on several factors including the condition of the financial sector, the general economy and the commodity markets.

Concentration Risk.    Under normal circumstances, we concentrate our investments in the energy infrastructure sector. Risks inherent in the energy infrastructure business include the following:

•        Unregulated power, processing and coal entities may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other energy entities due to the impact of prices on volume of commodities transported, processed, stored or distributed. Pipeline and regulated power entities are generally not subject to direct commodity price exposure because they do not own the underlying energy commodity. While propane entities do own the underlying energy commodity, the Adviser seeks high quality midstream and power entities that are able to mitigate or manage direct margin exposure to commodity price levels. The energy and power infrastructure sector can be hurt by market perception that the entities’ performance and distributions are directly tied to commodity prices.

•        The profitability of energy and power infrastructure entities, particularly processing and pipeline entities, may be materially impacted by the volume of energy commodities available for transporting, processing, storing, producing or distributing. A significant decrease in the demand for or production of energy commodities, due to economic factors, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of energy and power infrastructure entities and, therefore, the ability of the entities to generate attractive returns.

•        A portion of any one midstream entity’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an entity’s ability to make distributions. Often midstream energy entities depend upon exploration and development activities by third parties.

•        Energy and power infrastructure entities employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some entities may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies.

•        The profitability of energy and power infrastructure entities could be adversely affected by changes in the regulatory environment. Most energy entities’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain assets are constructed, maintained and operated and the prices such entities may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of a midstream energy process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure energy entities may face.

•        Energy and power infrastructure company activities are subject to stringent environmental laws and regulation by many federal, state and local authorities, international treaties and foreign governmental authorities. Failure to comply with such laws and regulations or to obtain any necessary environmental permits pursuant to such laws and regulations could result in fines or other sanctions. Congress and other domestic and foreign governmental authorities have either considered or implemented various laws and regulations to restrict or tax certain emissions, particularly those involving air and water emissions. Existing environmental regulations could be revised or reinterpreted, new laws and regulations could be adopted or become applicable, and future changes in environmental laws and regulations could occur, which could impose significant additional costs. Energy and power infrastructure companies have made and will likely continue to make significant capital and other expenditures to comply with these and other environmental laws and regulations. There can be no assurance that such companies would be able to recover all or any increased environmental costs from their customers or that their business, financial condition or results of operations would not be materially and adversely affected by such expenditures or any changes in domestic or foreign environmental laws and regulations, in which case the value of these companies’ securities could be adversely affected. In addition, energy companies may be responsible for environmentally-related liabilities, including any on-site liabilities associated with the environmental condition of facilities that it has acquired, leased or developed, or liabilities from associated activities, regardless of when the liabilities arose and whether they are known or unknown.

Increased regulatory scrutiny of hydraulic fracturing could result in additional laws and regulations or, potentially, prohibition of the practice. Hydraulic fracturing is a common practice used by energy companies to stimulate production of natural gas and/or crude oil from unconventional reservoirs. The process involves the injection of water, sand, and additives under pressure into a targeted subsurface formation. The water and pressure create fractures in the rock formations, which are held open by the grains of sand, enabling the crude oil or natural gas to flow to the wellbore. Increased regulatory scrutiny of disposal wastewater, which is a byproduct of hydraulic fracturing and production of unconventional reserves and must be disposed, could result in additional laws or regulations governing such disposal activities.

While we are not able to predict the likelihood of such an event or its impact, it is possible that additional restrictions on hydraulic fracturing or wastewater disposal could result in a reduction in production of crude oil, natural gas and natural gas liquids. The use of hydraulic fracturing is critical to the recovery of economic amounts of crude oil, natural gas and natural gas liquids from unconventional reserves, and the associated wastewater must be disposed. Midstream energy entities have increasingly focused on the construction of midstream assets to facilitate the development of unconventional reservoirs. As a result, restrictions on hydraulic fracturing or wastewater disposal could have an adverse impact on the financial performance of midstream energy entities.

•        Natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis, tornadoes and wind, are inherent risks in energy infrastructure company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005, the Tohuku earthquake and resulting tsunami in Japan in 2011, Hurricane Sandy in 2012 and Hurricane Harvey in 2017, or the threat thereof, could result in substantial damage to the facilities of certain companies located in the affected areas and significant volatility in the supply of energy and could adversely impact the prices of the securities in which we invest. This volatility may create fluctuations in commodity prices and earnings of companies in the energy and power infrastructure industry.

•        A rising interest rate environment could adversely impact the performance of energy and power infra entities. Rising interest rates could limit the capital appreciation of equity units of these entities as a result of the increased availability of alternative investments at competitive yields. Rising interest rates also may increase an entity’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit cash flow growth rates.

•        Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline and power infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in energy commodities and could affect the market for products of energy entities.

•        Holders of MLP units are subject to certain risks inherent in the partnership structure of MLPs including (1) tax risks (described below), (2) limited ability to elect or remove management, (3) limited voting rights, except with respect to extraordinary transactions, and (4) conflicts of interest of the general partner, including those arising from incentive distribution payments.

Industry Specific Risk.    Energy infrastructure companies also are subject to risks specific to the industry they serve.

•        Pipeline entities are subject to demand for crude oil or refined products in the markets served by the pipeline, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Pipeline entities are subject to regulation by FERC with respect to tariff rates these companies may charge for pipeline transportation services. An adverse determination by FERC with respect to the tariff rates of a pipeline entity could have a material adverse effect on the business, financial condition, results of operations and cash flows of that pipeline entity and its ability to make cash distributions to its equity owners.

•        Power and utility companies are heavily regulated by U.S. federal, state and local government regulations and policies concerning the electric utility industry, as well as policies promulgated by electric utilities. Power and utility companies a subject to risks including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, In many regions of United States, the Utility Industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors.

•        Gathering and processing entities are subject to declines in production of natural gas fields, which utilize the processing facilities as a way to market the gas, prolonged depression in the price of natural gas or crude oil refining, which curtails production due to lack of drilling activity and declines in the prices of natural gas liquids products and natural gas prices, resulting in lower processing margins.

MLP Risk.    An investment in MLP securities involves some risks that differ from the risks involved in an investment in the common stock of a corporation, including governance risk, tax risk, and cash flow risk. Governance risk involves the risks associated with the ownership structure of MLPs. MLPs are also subject to tax risk, which is the risk that MLPs might lose their partnership status for tax purposes or might otherwise be subject to federal income tax at the entity level as a result of an audit of a previously filed tax return. Cash flow risk is the risk that MLPs will not make distributions to holders (including us) at anticipated levels or that such distributions will not have the expected tax character. As a result, there could be a material reduction in our cash flow and there could be a material decrease in the value of our Common Shares.

Equity Securities Risk.    Equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the energy and power sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer.

Smaller Company Securities Risk.    Investing in securities of smaller companies may involve greater risk than is associated with investing in more established companies. Companies with smaller capitalization may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than larger more established companies.

Hedging Strategy Risk.    We may use interest rate transactions for hedging purposes only, in an attempt to reduce the interest rate risk arising from our leveraged capital structure. There is no assurance that the interest rate hedging transactions into which we enter will be effective in reducing our exposure to interest rate risk. Hedging transactions are subject to correlation risk, which is the risk that payment on our hedging transactions may not correlate exactly with our payment obligations on senior securities.

Interest rate transactions that we may use for hedging purposes will expose us to certain risks that differ from the risks associated with our portfolio holdings. There are economic costs of hedging reflected in the price of interest rate swaps, floors, caps and similar techniques, the costs of which can be significant, particularly when long-term interest rates are substantially above short-term rates. In addition, our success in using hedging instruments is subject to the Adviser’s ability to predict correctly changes in the relationships of such hedging instruments to our leverage risk, and there can be no assurance that the Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance, whether or not adjusted for risk, than if we had not engaged in such transactions.

Depending on the state of interest rates in general, our use of interest rate transactions could enhance or decrease the cash available to us for payment of distributions or interest. To the extent there is a decline in interest rates, the value of interest rate swaps or caps could decline, and result in a decline in our net assets. In addition, if the counterparty to an interest rate transaction defaults, we would not be able to use the anticipated net receipts under the interest rate swap or cap to offset our cost of financial leverage.

Competition Risk.    At the time we completed our initial public offering in February 2004, we were the only publicly traded investment company offering access to a portfolio of energy infrastructure MLPs. Since that time several alternatives to us as vehicles for investment in a portfolio of energy infrastructure MLPs and midstream entities, including other publicly traded investment companies and private funds, have emerged. These competitive conditions may adversely impact our ability to meet our investment objective, which in turn could adversely impact our ability to make interest or distribution payments.

Restricted Security Risk.    We may invest up to 30% of total assets in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks for us. However, we could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under 1933 Act.

Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit our ability to dispose of them and may lower the amount we could realize upon their sale. To enable us to sell our holdings of a restricted security not registered under the 1933 Act, we may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by us with the issuer at the time we buy the securities. When we must arrange registration because we wish to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that we could sell it. We would bear the risks of any downward price fluctuation during that period.

Liquidity Risk.    Although common units of MLPs and other midstream entities trade on the NYSE, NYSE MKT LLC (formerly known as AMEX), and the Nasdaq National Market, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such entities may display abrupt or erratic movements at times. Additionally, it may be more difficult for us to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when we believe it is desirable to do so. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities or to dispose of securities. Our clean-energy related private equity investments will be highly illiquid, and we will likely be able to sell such securities only in privately negotiated transactions with another investor or group of investors. Depending on prevailing market conditions, there can be no assurance that we will be able to sell such investments on favorable terms, if at all. This also may affect adversely our ability to make required interest payments on the debt securities and distributions on the preferred stock, to redeem such securities, or to meet asset coverage requirements.

Covered Call Risk.    We cannot guarantee that our covered call option strategy will be effective. There are several risks associated with transactions in options on securities, including:

•        There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given covered call option transaction not to achieve its objectives. A decision as to whether, when and how to use covered calls (or other options) involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

•        The use of options may require us to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation we can realize on an investment, or may cause us to hold a security we might otherwise sell. As the writer of a covered call option, we forego, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call option but retain the risk of loss should the price of the underlying security decline. Although such loss would be offset in part by the option premium received, in a situation in which the price of a particular stock on which we have written a covered call option declines rapidly and materially or in which prices in general on all or a substantial portion of the stocks on which we have written covered call options decline rapidly and materially, we could sustain material depreciation or loss to the extent we do not sell the underlying securities (which may require us to terminate, offset or otherwise cover our option position as well).

•        There can be no assurance that a liquid market will exist when we seek to close out an option position. If we were unable to close out a covered call option that we had written on a security, we would not be able to sell the underlying security unless the option expired without exercise. Reasons for the absence of a liquid secondary market for exchange-traded options may include, but are not limited to, the following: (i) there may be insufficient trading interest; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities may not be adequate to handle current trading volume; or (vi) the relevant exchange could discontinue the trading of options. In addition, our ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations.

•        The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the dividend or distribution yield of the underlying security, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. Any of the foregoing could impact or cause to vary over time the amount of income we are able to generate through our covered call option strategy.

•        The number of covered call options we can write is limited by the number of shares of the corresponding common stock we hold. Furthermore, our covered call option transactions may be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

•        If we fail to maintain any required asset coverage ratios in connection with any use by us of leverage, we may be required to redeem or prepay some or all of our leverage instruments. Such redemption or prepayment would likely result in our seeking to terminate early all or a portion of any option transaction. Early termination of an option could result in a termination payment by or to us.

Non-diversification Risk.    We are a non-diversified, closed-end management investment company under the 1940 Act that intends to be treated as a RIC under the Code. Accordingly, there are no regulatory limits under the 1940 Act, but are limitations under the Code, on the number and size of securities that we hold. We may invest more assets in fewer issuers as compared to a diversified fund.

Debt Securities Risk:    Investments in debt securities are generally subject to credit risk, extension risk, interest rate risk, prepayment risk and spread risk:

•        Credit Risk.    Credit risk is the risk that the market value of debt securities may decline if the issuer or the borrower, or a guarantor, defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making timely payments of principal or interest. We could lose money if the issuer of or borrower under, or a guarantor of, a debt security defaults or is unable or unwilling to make timely principal or interest payments. The lower quality or unrated securities in which we invest may present increased credit risk as compared to higher rated securities, including the possibility of default or bankruptcy.

•        Extension Risk.    During periods of rising market interest rates, it becomes more expensive for a borrower to refinance its existing debt obligations. During such periods, repayments of debt securities may occur more slowly than anticipated by the market because the issuer or borrower will prefer to pay interest at a lower rate. This may cause the market prices of such debt securities to decline.

•        Interest Rate Risk.    Generally, when market interest rates rise, the values of debt securities decline, and vice versa. Our investment in such securities means that the NAV and market price of our Common Shares will tend to decline if market interest rates rise. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing us to reinvest in lower yielding securities. This is known as call or prepayment risk. Lower grade securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a lower grade obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Debt securities with longer maturities tend to be more sensitive to changes in market interest rates, typically making their prices more volatile than securities with shorter maturities. The Federal Reserve recently raised the federal funds rate several times and has indicated that it may continue to do so. Therefore, there is a risk that interest rates will rise, which will likely drive down bond prices.

•        Prepayment, Call or Reinvestment Risk.    Many issuers and borrowers have a right to prepay their debt securities prior to the stated maturity date. If market interest rates fall, an issuer or borrower may exercise this right to refinance its debt obligations at a lower rate. In that event, a holder of the issuer’s or borrower’s debt securities will not benefit from the rise in market price that normally accompanies a decline in market interest rates. Reinvestment risk is the risk that, upon the sale or repayment (at maturity or otherwise) of debt securities we hold, we will be required to reinvest the proceeds in debt securities paying lower interest rates than the debt securities that were sold or repaid. In this event, our distribution rate may decline. A decline in the income we receive from our investments is likely to have a negative effect on our market price, net asset value and/or overall return.

•        Spread Risk.    Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

Below Investment Grade Securities Risk.    Investing in below investment grade debt instruments (commonly referred to as “junk bonds”) involves additional risks than investment grade securities. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a below investment grade issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could adversely affect the ability of highly leveraged issuers to service their obligations or to repay their obligations upon maturity. Similarly, downturns in profitability in the energy infrastructure industry could adversely affect the ability of below investment grade issuers in that industry to meet their obligations. The market values of lower quality securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates.

The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities. There are fewer dealers in the market for below investment grade securities than investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse change in the condition of a particular issuer, and these instruments may become illiquid. As a result, it may be more difficult to sell these securities, or we may be able to sell the securities only at prices lower than if such securities were widely traded. This may affect adversely our ability to make required distribution or interest payments on our outstanding senior securities. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating our NAV.

Because investors generally perceive that there are greater risks associated with lower quality securities of the type in which we may invest a portion of our assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Factors having an adverse impact on the market value of below investment grade securities may have an adverse effect on our NAV and the market value of our Common Shares. In addition, we may incur additional expenses to the extent we are required to seek recovery upon a default in payment of principal or interest on our portfolio holdings. In certain circumstances, we may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, we would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The corporate debt securities in which we invest generally will be high yield debt securities. Because the performance of high yield corporate debt securities, especially during periods of market stress, may be affected by changes, or perceived changes, in the issuer’s business, financial condition or prospects, the performance of our investments in high yield corporate debt securities may be correlated with the performance of equity securities, including the equity securities in which we invest. Accordingly, there can be no assurance that the allocation of our assets among equity and debt securities will provide our common stockholders with any of the benefits typically associated with asset class diversification.

Market Disruption and Geopolitical Risk.    Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Company’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by us. Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the financial services sector. Despite more stabilized economic activity, if the volatility continues, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be impacted. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. As a result of any of the foregoing, we or the companies in which we invest may be unable to obtain new debt or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, we or the companies in which we invest may not be able to meet obligations as they come due. Moreover, without adequate funding, midstream energy entities may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), may pose risks to us. For instance, the rapid advanced development of AI technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Company and its investments.

Risks Related to Leverage

Leverage Risk.    Our use of leverage through bank borrowings and the issuance of preferred stock and senior or other transactions involving indebtedness (other than for temporary or emergency purposes) are or would be considered “senior securities” for purposes of the 1940 Act and create risks. Leverage is a speculative technique that may adversely affect common stockholders. If the return on securities acquired with borrowed funds or other leverage proceeds does not exceed the cost of the leverage, the use of leverage could cause us to lose money. Successful use of leverage depends on the Adviser’s ability to predict or correctly hedge interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Because the fee paid to the Adviser will be calculated based on Managed Assets, the fees will increase when leverage is utilized, giving the Adviser an incentive to utilize leverage.

Our issuance of senior securities involves offering expenses and other costs, including interest payments, which are borne indirectly by our common stockholders. Fluctuations in interest rates could increase interest or distribution payments on our senior securities and could reduce cash available for distributions on common stock. Increased operating costs, including the financing cost associated with any leverage, may reduce our total return to common stockholders.

The 1940 Act and/or the rating agency guidelines applicable to some senior securities impose asset coverage requirements, distribution limitations, voting right requirements (in the case of the senior equity securities), and restrictions on our portfolio composition and our use of certain investment techniques and strategies. The terms of any senior securities or other borrowings may impose additional requirements, restrictions and limitations that are more stringent than those currently required by the 1940 Act, and the guidelines of the rating agencies that rate outstanding senior securities. These requirements may have an adverse effect on us and may affect our ability to pay distributions on common stock and preferred stock. To the extent necessary, we intend to redeem our senior securities to maintain the required asset coverage. Doing so may require that we liquidate portfolio securities at a time when it would not otherwise be desirable to do so. Nevertheless, it is not anticipated that the 1940 Act requirements, the terms of any senior securities or the rating agency guidelines will impede the Adviser in managing our portfolio in accordance with our investment objective and policies. See “Leverage — Use of Leverage.”

Risks Related to Our Operations

Valuation Risk.    Market prices generally will not be available for restricted securities or securities of private companies, and the value of such investments ordinarily will be determined based on fair valuations determined by the Adviser pursuant to procedures adopted pursuant to Rule 2a-5. Similarly, common units acquired through direct placements will be valued based on fair value determinations because of their restricted nature; however, the Adviser expects that such values will be based on a discount from publicly available market prices. Restrictions on resale or the absence of a liquid secondary market may adversely affect our ability to determine our NAV. The sale price of securities that are not readily marketable may be lower or higher than our most recent determination of their fair value. Additionally, the value of these securities typically requires more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, we may not be able to realize these securities’ true value or may have to delay their sale in order to do so. This may affect adversely our ability to make required interest payments on the debt securities and distributions on the preferred stock, to redeem such securities, or to meet asset coverage requirements.

Market Discount Risk.    Our common stock has traded both at a premium and at a discount in relation to NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. Shares of closed-end investment companies frequently trade at a discount from NAV, but in some cases have traded above NAV. Continued development of alternatives as a vehicle for investment in MLP securities may contribute to reducing or eliminating any premium or may result in our shares trading at a discount. The risk of the Common Shares trading at a discount is a risk separate from the risk of a decline in our NAV because of investment activities. Our NAV will be reduced immediately following an offering of our common or preferred stock, due to the offering costs for such stock, which are borne entirely by us. Although we also bear the offering costs of debt securities, such costs are amortized over time and therefore do not impact our NAV immediately following an offering.

Whether stockholders will realize a gain or loss for federal income tax purposes upon the sale of our Common Shares depends upon whether the market value of the Common Shares at the time of sale is above or below the stockholder’s basis in such shares, taking into account transaction costs, and is not directly dependent upon our NAV. Because the market value of our common stock will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond our control, we cannot predict whether our Common Shares will trade at, below or above NAV, or at, below or above the public offering price for Common Shares.

Management Risk.    The skill of our Adviser plays a significant role in our ability to achieve our investment objective. Our ability to achieve our investment objective depends on the ability of the Adviser to identify economic and market trends and to select securities, especially in volatile markets. The Adviser could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities. The Adviser may face competition in retaining and hiring investment professionals.

Tax Risk.    We elected to be treated as a RIC for our fiscal year ending November 30, 2023, and intend to continue to qualify as a RIC under the Code. To maintain our qualification for federal income tax purposes as a RIC under the Code, we must meet certain source-of-income, asset diversification and annual distribution requirements. Although we intend to continue to qualify as a RIC, certain built-in gains that were present in our portfolio at the time of our conversion to RIC status remain subject to federal income tax at the fund level at regular corporate rates if such built-in gains are recognized within the period specified in the Code. If for any taxable year we fail to qualify for the special federal income tax treatment afforded to RICs and we were ineligible to or otherwise did not cure such failure for the taxable year, we would fail to qualify as a RIC under the Code for such year, in which case all of our taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to our stockholders), our income available for distribution to stockholders will be reduced, and all distributions from earnings and profits will be taxable to our shareholders as ordinary income to the extent of our current or accumulated earnings and profits. See “Certain Federal Income Tax Matters” at page 40.

Cybersecurity Risk.    The Company’s service providers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyberattacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyberattacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Nevertheless, cyber incidents could potentially occur and might in some circumstances result in unauthorized access to sensitive information about the Adviser or other service providers or their clients, including the Company.

Subsidiary Risk.    By investing in any subsidiary, we will be indirectly exposed to the risks associated with such subsidiary’s investments. The instruments that will be held by any subsidiary will generally be similar to those that are permitted to be held by the Company and will be subject to the same risks that apply to similar investments if held directly by the Company. The subsidiaries will not be registered under the 1940 Act, and, unless otherwise noted in this Prospectus, will not be subject to all the protections of the 1940 Act. However, we will wholly own and control any subsidiary, and we and any subsidiary will each be managed by our Adviser and will share the same portfolio management team. Our Board will have oversight responsibility for the investment activities of the Company, including its investment in the subsidiaries, and our role as sole shareholder of any subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a subsidiary is formed could result in our inability or the inability of the subsidiaries to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Company.

Risks Related to Offerings

Market Impact Risk.    The sale of our Common Shares (or the perception that such sales may occur) may have an adverse effect on prices in the secondary market for our Common Shares. An increase in the number of Common Shares available may put downward pressure on the market price for our Common Shares.

Dilution Risk.    The voting power of current stockholders will be diluted to the extent that current stockholders do not purchase shares in any future common stock offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if we sell Common Shares below NAV, our NAV will fall immediately after such issuance.

Effects of Leverage [Text Block]

Effects of Leverage

Assuming that the distribution rates payable on the Outstanding MRP Shares (as defined below) and the interest rates payable on the debt securities and unsecured revolving credit facilities remain as described in our Annual Report to Stockholders (an average annual cost of 3.36% based on the amount of leverage outstanding at November 30, 2025), the annual return that our portfolio must experience net of expenses, but excluding deferred and current taxes, in order to cover leverage costs would be 1.94%.

The following table is designed to illustrate the effect of the foregoing level of leverage on the return to a common stockholder, assuming hypothetical annual returns (net of expenses) of our portfolio of -10% to 10%. As the table shows, the leverage generally increases the return to common stockholders when portfolio return is positive or greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical, and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share Return	(14.84)%	(7.92)%	(1.01)%	5.91%	12.82%

Because we use leverage, the amount of the fees paid to the Adviser for investment advisory and management services are higher than if we did not use leverage because the fees paid are calculated based on our Managed Assets, which include any assets attributable to leverage that may be outstanding. Therefore, the Adviser has a financial incentive to use leverage, which creates a conflict of interest between the Adviser and our common stockholders. Only our common stockholders bear management fees and other expenses we incur, including the costs of leverage.

We cannot fully achieve the benefits of leverage until we have invested the proceeds resulting from the use of leverage in accordance with our investment objective and policies. For further information about leverage, see “Risk Factors — Risks Related to Leverage — Leverage Risk.”

Effects of Leverage [Table Text Block]

The following table is designed to illustrate the effect of the foregoing level of leverage on the return to a common stockholder, assuming hypothetical annual returns (net of expenses) of our portfolio of -10% to 10%. As the table shows, the leverage generally increases the return to common stockholders when portfolio return is positive or greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical, and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share Return	(14.84)%	(7.92)%	(1.01)%	5.91%	12.82%

Return at Minus Ten [Percent]		(14.84%)
Return at Minus Five [Percent]		(7.92%)
Return at Zero [Percent]		(1.01%)
Return at Plus Five [Percent]		5.91%
Return at Plus Ten [Percent]		12.82%
Share Price [Table Text Block]

Market and Net Asset Value Information

Our common stock is listed on the NYSE under the symbol “TYG.” Our Common Shares commenced trading on the NYSE on February 25, 2004.

Our Common Shares have traded both at a premium and at a discount in relation to NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common stock (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s additional common stock (calculated within 48 hours of pricing). Our issuance of additional Common Shares may have an adverse effect on prices in the secondary market for our Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for our Common Shares. The continued development of alternatives as vehicles for investing in a portfolio of energy infrastructure MLPs, including other publicly traded investment companies and private funds, may reduce or eliminate any tendency of our Common Shares to trade at a premium in the future. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV. See “Risk Factors — Risks Related to Our Operations — Market Discount Risk.”

The following table sets forth for each of the periods indicated the high and low closing market prices for our Common Shares on the NYSE, the NAV per share and the premium or discount to NAV per share at which our Common Shares were trading. See “Determination of Net Asset Value” for information as to the determination of our NAV.

	Market Price(1)			Premium/(Discount) to NAV(3)
Fiscal Quarter Ended	High	Low	NAV(2)	High	Low
February 2024	$29.82	$27.63	$35.33	(15.6)%	(21.8)%
May 2024	$35.15	$29.17	$35.56	(1.2)%	(18.0)%
August 2024	$36.98	$32.65	$40.48	(8.6)%	(19.3)%
November 2024	$46.00	$35.59	$42.82	7.4%	(16.9)%
February 2025	$48.43	$41.30	$52.23	(7.3)%	(20.9)%
May 2025	$44.40	$35.42	$48.51	(8.5)%	(27.0)%
August 2025	$43.89	$41.04	$44.80	(2.0)%	(8.4)%
November 2025	$44.39	$41.90	$45.76	(3.0)%	(8.4)%
February 2026	$49.85	$40.41	$46.74	6.7%	(13.5)%

____________

(1)      Based on high and low closing market price for the respective quarter.

(2)      Based on the NAV at the beginning of each respective quarter, calculated on the close of business on the last business day of the prior quarter.

(3)      Calculated based on the market value and net asset value information presented in the table. Percentages are rounded.

The last reported NAV, the market price and percentage premium to NAV per Common Share on March 31, 2026 were $48.96, $49.85 and 1.8% respectively. As of March 31, 2026, we had 21.12 million Common Shares outstanding and net assets of approximately $1.0 billion.

Lowest Price or Bid				$ 40.41	$ 41.9	$ 41.04	$ 35.42	$ 41.3	$ 35.59	$ 32.65	$ 29.17	$ 27.63
Highest Price or Bid				$ 49.85	$ 44.39	$ 43.89	$ 44.4	$ 48.43	$ 46	$ 36.98	$ 35.15	$ 29.82
Highest Price or Bid, Premium (Discount) to NAV [Percent]				6.70%	(3.00%)	(2.00%)	(8.50%)	(7.30%)	7.40%	(8.60%)	(1.20%)	(15.60%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(13.50%)	(8.40%)	(8.40%)	(27.00%)	(20.90%)	(16.90%)	(19.30%)	(18.00%)	(21.80%)
Share Price			$ 49.85
NAV Per Share			$ 48.96	$ 46.74	$ 45.76	$ 44.8	$ 48.51	$ 52.23	$ 42.82	$ 40.48	$ 35.56	$ 35.33	$ 45.76	$ 42.82
Latest Premium (Discount) to NAV [Percent]			1.80%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of Securities

The information contained under this heading is only a summary and is subject to the provisions contained in our Charter and Bylaws and the laws of the State of Maryland.

Common Stock

General.    Our Charter authorizes us to issue up to 100,000,000 Common Shares. The Board may, without any action by the stockholders, amend our Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue under our Charter. Additionally, the Charter authorizes our Board, without any action by our stockholders, to classify and reclassify any unissued common stock and preferred stock into other classes or series of stock from time to time by setting or changing the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms and conditions of redemption for each class or series. Although there is no present intention of doing so, we could issue a class or series of stock that could delay, defer or prevent a transaction or a change in control of us that might otherwise be in the stockholders’ best interests. Under Maryland law, stockholders generally are not liable for our debts or obligations.

All Common Shares offered pursuant to this Prospectus and any related Prospectus Supplement will be, upon issuance, duly authorized, fully paid and nonassessable. All Common Shares offered pursuant to this Prospectus and any related Prospectus Supplement will be of the same class and will have identical rights, as described below. Holders of Common Shares are entitled to receive distributions when authorized by the Board and declared by us out of assets legally available for the payment of distributions. Holders of Common Shares have no preference, conversion, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of our securities. All Common Shares have equal distribution, liquidation and other rights.

Distributions.    The Company has adopted a managed distribution policy (“MDP”). Currently, distribution amounts are expected to fall in the range of 10% to 15% of the average week-ending NAV per share for the prior fiscal semi-annual period. Distribution amounts will be reset both up and down to provide a consistent return on trailing NAV. Under the MDP, distribution amounts will normally be reset in February and August, with no changes in distribution amounts in May and November. The fund may designate a portion of its distributions as capital gains and may also distribute additional capital gains in the last quarter of the year to meet annual excise distribution requirements. Distribution amounts are subject to change from time to time at the discretion of the Board.

If a stockholder’s shares are registered directly with us or with a brokerage firm that participates in the Plan, distributions will be automatically reinvested in additional common stock under the Plan unless a stockholder elects to receive distributions in cash. If a stockholder elects to receive distributions in cash, payment will be made by check. All or a portion of such distribution may be taxable to Company shareholders and will generally be taxed as ordinary income or capital gains for federal income tax purposes. Such distributions will be taxable for federal income tax purposes whether they are paid in cash or reinvested in additional shares. To the extent a portion of distributions are treated as return of capital, such amounts are not currently taxable but reduce the shareholder’s basis in the shares. See “Automatic Dividend Reinvestment and Cash Purchase Plan.”

The yield on our Common Shares will likely vary from period to period depending on factors including the following:

•        market conditions;

•        the timing of our investments in portfolio securities;

•        the securities comprising our portfolio;

•        changes in interest rates (including changes in the relationship between short-term rates and long-term rates);

•        the amount and timing of the use of borrowings and other leverage by us;

•        the effects of leverage on our Common Shares;

•        the timing of the investment of offering proceeds and leverage proceeds in portfolio securities; and

•        our net assets and operating expenses.

Consequently, we cannot guarantee any particular yield on our Common Shares, and the yield for any given period is not an indication or representation of future yields on the common stock.

Limitations on Distributions.

So long as shares of preferred stock are outstanding, holders of Common Shares will not be entitled to receive any distributions from us unless we have paid all accumulated distributions on preferred stock, and unless asset coverage (as defined in the 1940 Act) with respect to preferred stock would be at least 200% after giving effect to such distributions.

So long as senior securities representing indebtedness are outstanding, holders of Common Shares will not be entitled to receive any distributions from us unless we have paid all accrued interest on such senior indebtedness and unless asset coverage (as defined in the 1940 Act) with respect to any outstanding senior indebtedness would be at least 300% after giving effect to such distributions. See “Leverage.”

Liquidation Rights.    Common stockholders are entitled to share ratably in the assets legally available for distribution to stockholders in the event of liquidation, dissolution or winding up, after payment of or adequate provision for all known debts and liabilities, including any outstanding debt securities or other borrowings and any interest accrued thereon. These rights are subject to the preferential rights of any other class or series of our stock, including the preferred stock. The rights of common stockholders upon liquidation, dissolution or winding up are subordinated to the rights of holders of senior notes and preferred stock.

Voting Rights.    Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders, including the election of directors. The presence of the holders of shares of stock entitled to cast a majority of the votes entitled to be cast shall constitute a quorum at a meeting of stockholders, except with respect to any matter that, under applicable statutes or regulatory requirements, requires approval by a separate vote of one or more classes of stock, in which case the presence in person or by proxy of the holders of shares entitled to cast a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. The Charter provides that, except as otherwise provided in the Bylaws, directors shall be elected by the affirmative vote of the holders of a majority of the shares of stock outstanding and entitled to vote thereon. The Bylaws provide that directors are elected by a plurality of all the votes cast at a meeting of stockholders duly called and at which a quorum is present. There is no cumulative voting in the election of directors. Consequently, at each annual meeting of stockholders, the holders of a majority of the outstanding shares of stock entitled to vote will be able to elect all of the successors of the class of directors whose terms expire at that meeting, provided that holders of preferred stock, as a class, have the right to elect two directors at all times. Pursuant to the Bylaws, the Board may amend the Bylaws to alter the vote required to elect directors.

Under the rules of the NYSE applicable to listed companies, we normally will be required to hold an annual meeting of stockholders in each fiscal year. If we are converted to an open-end company or if for any other reason the shares are no longer listed on the NYSE (or any other national securities exchange the rules of which require annual meetings of stockholders), we may amend our Bylaws so that we are not otherwise required to hold annual meetings of stockholders.

Issuance of Additional Shares.    The provisions of the 1940 Act generally require that the public offering price of common stock of a closed-end investment company (less underwriting commissions and discounts) must equal or exceed the NAV of such company’s common stock (calculated within 48 hours of pricing), unless such sale is made with the consent of a majority of the company’s outstanding common stockholders.

Market.    Our common stock trades on the NYSE under the ticker symbol “TYG.” Common Shares issued pursuant to this Prospectus will trade on the NYSE.

Transfer Agent, Dividend Paying Agent and Automatic Dividend Reinvestment and Cash Purchase Plan Agent.    Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170, serves as the transfer agent and the Automatic Dividend Reinvestment and Cash Purchase Plan agent, and Computershare, Inc. serves as the dividend paying agent for our common stock.

Subscription Rights

We may in the future, and at our discretion, choose to make offerings of Rights to our shareholders to purchase Common Shares. Rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the Rights. In connection with a Rights offering to shareholders, we would distribute certificates or other documentation evidencing the Rights and a Prospectus Supplement to our shareholders as of the record date that we set for determining the shareholders eligible to receive Rights in such Rights offering. Any such future Rights offering will be made in accordance with the 1940 Act and, to the extent such Rights are transferable, will comply with applicable interpretations of the SEC or its staff, as such interpretations may be modified in the future, which currently require that: (i) the Board make a good faith determination that such offering would result in a net benefit to existing shareholders; (ii) the offering fully protects shareholders’ preemptive rights and does not discriminate among shareholders (except for the possible effect of not offering fractional rights); (iii) management uses its best efforts to ensure an adequate trading market in the Rights for use by shareholders who do not exercise such Rights; and (iv) the ratio of such transferable Rights offering does not exceed one new share for each three rights held.

The applicable Prospectus Supplement would describe the following terms of the Rights (to the extent each is applicable) in respect of which this Prospectus is being delivered:

•        the period of time the offering would remain open;

•        the underwriter or distributor, if any, of the Rights and any associated underwriting fees or discounts applicable to purchases of the Rights;

•        the title of such Rights;

•        the exercise price for such Rights (or method of calculation thereof);

•        the number of such Rights issued in respect of each share;

•        the number of Rights required to purchase a single share;

•        the extent to which such Rights are transferable and the market on which they may be traded if they are transferable;

•        if such Rights are transferable, a discussion regarding the Board’s basis for determining that such offering would result in a net benefit to existing shareholders;

•        if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance or exercise of such Rights;

•        the date on which the right to exercise such Rights will commence, and the date on which such Rights will expire (subject to any extension);

•        the extent to which such Rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•        termination rights the Company may have in connection with such Rights offering; and

•        any other terms of such Rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such Rights.

A certain number of Rights would entitle the holder of the Right(s) to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in, the Prospectus Supplement relating to the Rights offered thereby. Rights would be exercisable at any time up to the close of business on the expiration date for such Rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised Rights would become void. Upon expiration of the Rights offering and the receipt of payment and the Rights certificate or other appropriate documentation properly executed and completed and duly executed at the corporate trust office of the Rights agent, or any other office indicated in the Prospectus Supplement, the Common Shares purchased as a result of such exercise will be issued as soon as practicable. To the extent permissible under applicable law, the Company may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Preferred Stock

The following is a brief description of the terms of the Series F Mandatory Redeemable Preferred Shares (the “Series F MRP Shares”), Series G Mandatory Redeemable Preferred Shares (the “Series G MRP Shares”), Series H Mandatory Redeemable Preferred Shares (the “Series H MRP Shares”), Series I Mandatory Redeemable Preferred Shares (the “Series I MRP Shares”), and Series J Mandatory Redeemable Preferred Shares (the “Series J MRP Shares” and, collectively with the Series F MRP Shares, the Series G MRP Shares, the Series H MRP Shares and the Series I MRP Shares, the “Outstanding MRP Shares”) currently outstanding as of the date of this Prospectus. This description does not purport to be complete and is subject to, and qualified in its entirety by reference to, the Articles Supplementary of the Company with respect to each series of Outstanding MRP Shares. Capitalized terms used but not defined in this description of the preferred stock have the meanings given them in the respective Articles Supplementary.

Dividends and Dividend Periods

General.    Holders of Outstanding MRP Shares are entitled to receive cash dividends when, as, and if declared on each Dividend Payment Date with respect to a Dividend Period at a Dividend Rate equal to the Applicable Rate (or the Default Rate) for each Dividend Period. The Applicable Rate is computed on the basis of two 180-day semi-annual periods with respect to Series F MRP Shares, Series G MRP Shares, Series I MRP Shares and Series J MRP Shares of the Company and four 90-day quarterly periods with respect to Series H MRP Shares of the Company. Dividends so declared and payable shall be paid to the extent permitted under Maryland law and to the extent available and in preference to and with priority over any distribution declared and payable on our common stock.

Fixed Dividend Rate.    The Applicable Rate is an annual rate of 2.67% with respect to Series F MRP Shares, 5.96% with respect to Series G MRP Shares, 4.07% with respect to Series H MRP Shares, 2.90% with respect to Series I MRP Shares and 5.29% with respect to Series J MRP Shares.

Payment of Dividends and Dividend Periods.    Dividends on Outstanding MRP Shares will be payable semi-annually, except for dividends on Series H MRP Shares, which will be payable quarterly. Dividends will be paid on the first Business Day following the last day of the Dividend Period and upon any redemption of the Outstanding MRP Shares (each payment date a “Dividend Payment Date”). Dividends with respect to any Dividend Period will be declared and paid to holders of record of Outstanding MRP Shares as their names shall appear on our books and records at the close of business on the 5th day prior to the end of such Dividend Period (or if such day is not a Business Day, the next preceding Business Day). Dividends payable on any Outstanding MRP Shares (except for Series H MRP Shares) for any period of less than a full Dividend Period, including upon any redemption of such shares on any redemption date other than on a Dividend Payment Date, will be computed on the basis of two 180-day semi-annual periods and the actual number of days elapsed for any such period of less than one semi-annual period. Dividends payable on the Series H MRP Shares for any period of less than a full Dividend Period, including upon any redemption of such shares on any redemption date other than a Dividend Payment Date, will be computed by multiplying the Applicable Rate for such period by a fraction, the numerator of which shall be the actual number of days in such period and the denominator of which shall be 360, multiplying the amount so obtained by the liquidation preference.

We do not intend to establish any reserves for the payment of dividends. Dividends that are in arrears for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date. Such payments are made to holders of Outstanding MRP Shares as their names appear on our books and records on a date not exceeding 5 calendar days preceding the payment date thereof, as may be fixed by the Board.

Adjustment to Fixed Dividend Rate — Ratings.    So long as Outstanding MRP Shares are rated on any date no less than “A” by Fitch (and no less than an equivalent of such rating by any other NRSRO), then the Dividend Rate will be equal to the Applicable Rate. If the lowest credit rating assigned on any date to Outstanding MRP Shares by Fitch or any other NRSRO is equal to one of the ratings set forth in the table below, the Dividend Rate applicable to such Outstanding MRP Shares for such date will be adjusted by adding the respective enhanced dividend amount (which shall not be cumulative) set forth opposite such rating (or the equivalent from any other NRSRO) to the Applicable Rate.

Dividend Rate Adjustment Schedule

Fitch Rating	Enhanced Dividend Amount
“A-”	0.5%
“BBB+” to “BBB-”	2.0%
“BB+” or below	4.0%

We will at all times use our reasonable best efforts to cause at least one NRSRO to maintain a current rating on the Outstanding MRP Shares. If no NRSRO is rating Outstanding MRP Shares, the Dividend Rate applicable to the Outstanding MRP Shares for such date will be a rate equal to the Applicable Rate plus 4.0%, unless the Dividend Rate is the Default Rate, in which case the Dividend Rate shall remain the Default Rate.

The Board has the right to terminate the designation of Fitch as a rating agency for purposes of the Outstanding MRP Shares. In such event, any rating of Fitch will be disregarded. If an NRSRO replaces any credit rating used in the determination of the Dividend Rate with a replacement credit rating, references to the replaced credit rating will thereafter refer to the replacement credit rating. No adjustment to the Dividend Rate will result in the Dividend Rate being less than the Applicable Rate.

Default Rate — Default Period.    The Dividend Rate will be the Default Rate in the following circumstances. Subject to the cure provisions below, a “Default Period” with respect to Outstanding MRP Shares will commence on a date we fail to pay (i) the full amount of any dividends on the Outstanding MRP Shares payable on the Dividend Payment Date (a “Dividend Default”) or (ii) the full amount of any redemption price payable on such Redemption Date (a “Redemption Default” and, together with a Dividend Default, hereinafter referred to as a “Default”).

Subject to the cure provisions in the next paragraph below, a Default Period with respect to a Dividend Default or a Redemption Default shall end on the Business Day on which, by 12:00 noon, New York City time, an amount equal to all accumulated but unpaid dividends (whether or not earned or declared) and any unpaid redemption price shall have been directly paid. In the case of a Dividend Default, the Dividend Rate for each day during the Default Period will be equal to the Default Rate. The “Default Rate” for any calendar day shall be equal to the Applicable Rate in effect on such day plus five percent (5%) per annum.

No Default Period with respect to a Dividend Default or Redemption Default (if such default is not solely due to the willful failure of the Company) will be deemed to commence if the amount of any dividend or any redemption price due is paid within three Business Days after the applicable Dividend Payment Date or Redemption Date, together with an amount equal to the Default Rate applied to the amount and period of such non-payment based on the number of days comprising such period divided by 360.

Redemption

Term Redemption.    We will be required to provide for the mandatory redemption of all of the Series F MRP Shares on December 17, 2026, all of the Series G MRP Shares on December 18, 2029, all of the Series H MRP Shares on December 13, 2027, all of the Series I MRP Shares on December 17, 2027 and all of the Series J MRP Shares on August 21, 2030 (each, a “Term Redemption Date”), at a redemption price equal to the liquidation preference per share, plus accumulated but unpaid dividends thereon (whether or not earned or declared but excluding interest thereon) to (but excluding) the Term Redemption Date (the “Redemption Price”).

Optional Redemption.    To the extent permitted under the 1940 Act and Maryland law, we may, at our option, redeem Outstanding MRP Shares, in whole or in part, out of funds legally available therefor, at any time and from time to time upon not less than 20 days nor more than 60 (with respect to Series H MRP Shares) or 180 (with respect to Series F MRP Shares, Series G MRP Shares, Series I MRP Shares and Series J MRP Shares) calendar days’ prior notice for the Redemption Price plus with respect to each share, an amount (not less than zero) equal to the excess, if any, of the amount obtained by discounting all remaining scheduled payments with respect to the liquidation preference over the liquidation preference (the “Make-Whole Amount”); provided that we may, at our option, redeem the Outstanding MRP Shares within 60 days prior to the respective Term Redemption Date for the Redemption Price. This optional redemption is not available unless on the date on which we intend to give such notice and on the date of redemption, we satisfy Fitch’s maintenance amount requirements (“MRP Shares Basic Maintenance Amount”), and the MRP Shares Asset Coverage is greater than or equal to 225% immediately subsequent to such redemption.

In addition to the foregoing, if the MRP Shares Asset Coverage is greater than 225%, but less than or equal to 235% for any five Business Days within a ten-Business Day period, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination within the ten-Business Day period, we, upon not less than 12 days nor more than 40 days’ notice as provided below, may redeem the Outstanding MRP Shares at the Redemption Price plus a redemption amount equal to 2% of the liquidation preference per share. The amount of Outstanding MRP Shares that may be redeemed pursuant to the foregoing may not exceed an amount of Outstanding MRP Shares which would result in a MRP Shares Asset Coverage of more than 250% pro forma for such redemption, determined on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of such determination.

We may not effect any optional redemption unless on the date of such notice and on the date fixed for the redemption, we would satisfy the Outstanding MRP Shares Basic Maintenance Amount and Effective Leverage Ratio Requirement immediately subsequent to such redemption, if such redemption were to occur on such date.

We also reserve the right to repurchase Outstanding MRP Shares in market or other transactions from time to time in accordance with applicable law and at a price that may be more or less than the liquidation preference of the Outstanding MRP Shares, but we are under no obligation to do so.

Mandatory Redemption.    If, while any Outstanding MRP Shares are outstanding, we fail to satisfy the Outstanding MRP Shares Asset Coverage as of the last day of any month or the Outstanding MRP Shares Basic Maintenance Amount as of any Friday (or the next preceding Business Day), and such failure is not cured as of the close of business on the date that is 30 days after such date (a “Cure Date”), the Outstanding MRP Shares will be subject to mandatory redemption out of funds legally available therefor at the Redemption Price plus a redemption amount equal to 1% of the liquidation preference per share.

The number of Outstanding MRP Shares to be redeemed in such circumstances will be equal to the product of (A) the quotient of the number of outstanding Outstanding MRP Shares divided by the aggregate number of outstanding preferred shares of the Company which have an asset coverage test greater than or equal to 225% times (B) the minimum number of outstanding preferred shares of the Company the redemption of which would result in the Company satisfying the MRP Shares Asset Coverage and MRP Shares Basic Maintenance Amount as of the Cure Date (provided that, if there is no such number of Outstanding MRP Shares the redemption of which would have such result, the Company shall redeem all outstanding Outstanding MRP Shares).

We will allocate the number of shares required to be redeemed to satisfy the Outstanding MRP Shares Asset Coverage or Outstanding MRP Shares Basic Maintenance Amount, as the case may be, pro rata among the holders of Outstanding MRP Shares in proportion to the number of shares they hold.

We are required to effect such a mandatory redemption not later than 40 days after the cure date (the “Mandatory Redemption Date”), except that if we do not have funds legally available for the redemption of, or are not otherwise permitted to redeem pursuant to applicable law or the terms of any existing leverage, all of the required number of Outstanding MRP Shares of a series that are subject to mandatory redemption, or we otherwise are unable to effect such redemption on or prior to such Mandatory Redemption Date, we will redeem those Outstanding MRP Shares on the earliest practicable date on which we will have such funds available or are otherwise permitted to redeem such shares, upon notice to record owners of Outstanding MRP Shares to be redeemed. Our ability to make a mandatory redemption may be limited by the provisions of the 1940 Act or Maryland law.

Voting Rights

Except as otherwise provided in the Company’s Charter and Bylaws or as otherwise required by applicable law, (1) each holder of Outstanding MRP Shares will be entitled to one vote for each Outstanding MRP Share held on each matter submitted to a vote of stockholders of the Company, and (2) the holders of Outstanding MRP Shares, along with holders of other outstanding preferred shares of the Company, will vote together with holders of Company common stock as a single class; provided, however, that holders of preferred shares, including the Outstanding MRP Shares, are entitled as a class to elect two members of the Board at all times.

The Company may not amend, alter or repeal any right, preference or power of a series of Outstanding MRP Shares, or amend the Company’s Charter or Bylaws, so as to materially and adversely affect any preference, right or power of such series or the holders thereof, without obtaining the affirmative vote of the holders of a majority of the outstanding of such series of Outstanding MRP Shares, and shall be required to obtain the separate affirmative vote of holders of a majority of any affected series of Outstanding MRP Shares in the event of any matter or action that would materially and adversely affect the rights, preference or powers of such series in a manner different from that of other series or class of Company capital stock. In addition, holders of Outstanding MRP Shares of each series will have certain other voting rights under the applicable Articles Supplementary, together with holders of any other outstanding series of the Company’s preferred shares, with respect to certain actions that may affect their investment in the Company. Holders of Outstanding MRP Shares also will be entitled to vote as a class with holders of other preferred shares of the Company on matters that relate to certain plans of reorganization adversely affecting holders of the preferred shares or any other action requiring a vote of security holders of the Company under Section 13(a) of the 1940 Act.

Holders of the Outstanding MRP Shares will be entitled to elect additional directors constituting, when added to the two directors elected exclusively by the holders of preferred shares, a majority of the directors, in the event at least two full years of accumulated dividends are due and unpaid, or at any time holders of preferred shares are entitled under the 1940 Act to elect a majority of the directors of the Company.

Debt Securities

General.    Under Maryland law and our Charter, we may borrow money, without prior approval of holders of common and preferred stock to the extent permitted by our investment restrictions and the 1940 Act. We may issue debt securities, including additional notes, or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such notes or borrowings by mortgaging, pledging or otherwise subjecting as security our assets to the extent permitted by the 1940 Act or rating agency guidelines. Any borrowings or debt securities will rank senior to the preferred stock and the common stock.

Under the 1940 Act, we may only issue one class of senior securities representing indebtedness, which in the aggregate, may represent no more than 33 1/3% of our total assets. So long as our current notes are outstanding, additional debt securities must rank on parity with such indebtedness with respect to the payment of interest and upon the distribution of our assets.

Limitations.    Under the requirements of the 1940 Act, immediately after issuing any senior securities representing indebtedness, we must have an asset coverage of at least 300%. Asset coverage means the ratio which the value of our total assets, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness. We currently are subject to certain restrictions imposed by guidelines of one or more rating agencies that have issued ratings for outstanding notes, including restrictions related to asset coverage and portfolio composition. Such restrictions may be more stringent than those imposed by the 1940 Act. Other types of borrowings also may result in our being subject to similar covenants in credit agreements.

Liquidation Rights.    In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to us or to our creditors, as such, or to our assets, or (b) any liquidation, dissolution or other winding up of the Company, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of ours, then (after any payments with respect to any secured creditor of ours outstanding at such time) and in any such event the holders of debt securities shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all debt securities (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the debt securities, before the holders of any of our common or preferred stock are entitled to receive any payment on account of any redemption proceeds, liquidation preference or distributions from such shares. The holders of debt securities shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of ours being subordinated to the payment of the debt securities, which may be payable or deliverable in respect of the debt securities in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors of ours may include, without limitation, service providers including the Adviser, custodian, administrator, broker-dealers and the trustee, pursuant to the terms of various contracts with us. Secured creditors of ours may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with us that create liens, pledges, charges, security interests, security agreements or other encumbrances on our assets.

A consolidation, reorganization or merger of the Company with or into any other company, or a sale, lease or exchange of all or substantially all of our assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Company.

Voting Rights.    Debt securities have no voting rights, except to the extent required by law or as otherwise provided in the documents governing such instruments relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with any other borrowings (if any), the 1940 Act does in certain circumstances grant to the lenders certain voting rights in the event of default in the payment of interest on or repayment of principal.

Outstanding Security, Not Held [Shares]			21,120
Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Investments

General.    We are a non-diversified, closed-end management investment company designed primarily as a long-term investment vehicle and not as a trading tool. An investment in our securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that we will achieve our investment objective.

The following are the general risks of investing in our securities that affect our ability to achieve our investment objective. The risks below could lower the returns and distributions on common stock and reduce the amount of cash and net assets available to make distribution payments on preferred stock and interest payments on debt securities.

Capital Markets Volatility Risk.    Our capital structure and performance may be adversely impacted by weakness in the credit markets and stock market if such weakness results in declines in the value of energy infrastructure entities in which we invest. If the value of our investments declines or remains volatile, there is a risk that we may be required to reduce outstanding leverage, which could adversely affect our stock price and ability to pay distributions at historical levels. A sustained economic slowdown may adversely affect the ability of energy infrastructure entities to sustain their historical distribution levels, which in turn, may adversely affect our ability to sustain distributions at historical levels. Energy infrastructure entities that have historically relied heavily on outside capital to fund their growth may be impacted by a slowdown in the capital markets. The performance of the energy infrastructure sector is dependent on several factors including the condition of the financial sector, the general economy and the commodity markets.

Concentration Risk.    Under normal circumstances, we concentrate our investments in the energy infrastructure sector. Risks inherent in the energy infrastructure business include the following:

•        Unregulated power, processing and coal entities may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other energy entities due to the impact of prices on volume of commodities transported, processed, stored or distributed. Pipeline and regulated power entities are generally not subject to direct commodity price exposure because they do not own the underlying energy commodity. While propane entities do own the underlying energy commodity, the Adviser seeks high quality midstream and power entities that are able to mitigate or manage direct margin exposure to commodity price levels. The energy and power infrastructure sector can be hurt by market perception that the entities’ performance and distributions are directly tied to commodity prices.

•        The profitability of energy and power infrastructure entities, particularly processing and pipeline entities, may be materially impacted by the volume of energy commodities available for transporting, processing, storing, producing or distributing. A significant decrease in the demand for or production of energy commodities, due to economic factors, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of energy and power infrastructure entities and, therefore, the ability of the entities to generate attractive returns.

•        A portion of any one midstream entity’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an entity’s ability to make distributions. Often midstream energy entities depend upon exploration and development activities by third parties.

•        Energy and power infrastructure entities employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some entities may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies.

•        The profitability of energy and power infrastructure entities could be adversely affected by changes in the regulatory environment. Most energy entities’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain assets are constructed, maintained and operated and the prices such entities may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of a midstream energy process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure energy entities may face.

•        Energy and power infrastructure company activities are subject to stringent environmental laws and regulation by many federal, state and local authorities, international treaties and foreign governmental authorities. Failure to comply with such laws and regulations or to obtain any necessary environmental permits pursuant to such laws and regulations could result in fines or other sanctions. Congress and other domestic and foreign governmental authorities have either considered or implemented various laws and regulations to restrict or tax certain emissions, particularly those involving air and water emissions. Existing environmental regulations could be revised or reinterpreted, new laws and regulations could be adopted or become applicable, and future changes in environmental laws and regulations could occur, which could impose significant additional costs. Energy and power infrastructure companies have made and will likely continue to make significant capital and other expenditures to comply with these and other environmental laws and regulations. There can be no assurance that such companies would be able to recover all or any increased environmental costs from their customers or that their business, financial condition or results of operations would not be materially and adversely affected by such expenditures or any changes in domestic or foreign environmental laws and regulations, in which case the value of these companies’ securities could be adversely affected. In addition, energy companies may be responsible for environmentally-related liabilities, including any on-site liabilities associated with the environmental condition of facilities that it has acquired, leased or developed, or liabilities from associated activities, regardless of when the liabilities arose and whether they are known or unknown.

Increased regulatory scrutiny of hydraulic fracturing could result in additional laws and regulations or, potentially, prohibition of the practice. Hydraulic fracturing is a common practice used by energy companies to stimulate production of natural gas and/or crude oil from unconventional reservoirs. The process involves the injection of water, sand, and additives under pressure into a targeted subsurface formation. The water and pressure create fractures in the rock formations, which are held open by the grains of sand, enabling the crude oil or natural gas to flow to the wellbore. Increased regulatory scrutiny of disposal wastewater, which is a byproduct of hydraulic fracturing and production of unconventional reserves and must be disposed, could result in additional laws or regulations governing such disposal activities.

While we are not able to predict the likelihood of such an event or its impact, it is possible that additional restrictions on hydraulic fracturing or wastewater disposal could result in a reduction in production of crude oil, natural gas and natural gas liquids. The use of hydraulic fracturing is critical to the recovery of economic amounts of crude oil, natural gas and natural gas liquids from unconventional reserves, and the associated wastewater must be disposed. Midstream energy entities have increasingly focused on the construction of midstream assets to facilitate the development of unconventional reservoirs. As a result, restrictions on hydraulic fracturing or wastewater disposal could have an adverse impact on the financial performance of midstream energy entities.

•        Natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis, tornadoes and wind, are inherent risks in energy infrastructure company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005, the Tohuku earthquake and resulting tsunami in Japan in 2011, Hurricane Sandy in 2012 and Hurricane Harvey in 2017, or the threat thereof, could result in substantial damage to the facilities of certain companies located in the affected areas and significant volatility in the supply of energy and could adversely impact the prices of the securities in which we invest. This volatility may create fluctuations in commodity prices and earnings of companies in the energy and power infrastructure industry.

•        A rising interest rate environment could adversely impact the performance of energy and power infra entities. Rising interest rates could limit the capital appreciation of equity units of these entities as a result of the increased availability of alternative investments at competitive yields. Rising interest rates also may increase an entity’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit cash flow growth rates.

•        Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline and power infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in energy commodities and could affect the market for products of energy entities.

•        Holders of MLP units are subject to certain risks inherent in the partnership structure of MLPs including (1) tax risks (described below), (2) limited ability to elect or remove management, (3) limited voting rights, except with respect to extraordinary transactions, and (4) conflicts of interest of the general partner, including those arising from incentive distribution payments.

Industry Specific Risk.    Energy infrastructure companies also are subject to risks specific to the industry they serve.

•        Pipeline entities are subject to demand for crude oil or refined products in the markets served by the pipeline, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Pipeline entities are subject to regulation by FERC with respect to tariff rates these companies may charge for pipeline transportation services. An adverse determination by FERC with respect to the tariff rates of a pipeline entity could have a material adverse effect on the business, financial condition, results of operations and cash flows of that pipeline entity and its ability to make cash distributions to its equity owners.

•        Power and utility companies are heavily regulated by U.S. federal, state and local government regulations and policies concerning the electric utility industry, as well as policies promulgated by electric utilities. Power and utility companies a subject to risks including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, In many regions of United States, the Utility Industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors.

•        Gathering and processing entities are subject to declines in production of natural gas fields, which utilize the processing facilities as a way to market the gas, prolonged depression in the price of natural gas or crude oil refining, which curtails production due to lack of drilling activity and declines in the prices of natural gas liquids products and natural gas prices, resulting in lower processing margins.

MLP Risk.    An investment in MLP securities involves some risks that differ from the risks involved in an investment in the common stock of a corporation, including governance risk, tax risk, and cash flow risk. Governance risk involves the risks associated with the ownership structure of MLPs. MLPs are also subject to tax risk, which is the risk that MLPs might lose their partnership status for tax purposes or might otherwise be subject to federal income tax at the entity level as a result of an audit of a previously filed tax return. Cash flow risk is the risk that MLPs will not make distributions to holders (including us) at anticipated levels or that such distributions will not have the expected tax character. As a result, there could be a material reduction in our cash flow and there could be a material decrease in the value of our Common Shares.

Equity Securities Risk.    Equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the energy and power sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer.

Smaller Company Securities Risk.    Investing in securities of smaller companies may involve greater risk than is associated with investing in more established companies. Companies with smaller capitalization may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than larger more established companies.

Hedging Strategy Risk.    We may use interest rate transactions for hedging purposes only, in an attempt to reduce the interest rate risk arising from our leveraged capital structure. There is no assurance that the interest rate hedging transactions into which we enter will be effective in reducing our exposure to interest rate risk. Hedging transactions are subject to correlation risk, which is the risk that payment on our hedging transactions may not correlate exactly with our payment obligations on senior securities.

Interest rate transactions that we may use for hedging purposes will expose us to certain risks that differ from the risks associated with our portfolio holdings. There are economic costs of hedging reflected in the price of interest rate swaps, floors, caps and similar techniques, the costs of which can be significant, particularly when long-term interest rates are substantially above short-term rates. In addition, our success in using hedging instruments is subject to the Adviser’s ability to predict correctly changes in the relationships of such hedging instruments to our leverage risk, and there can be no assurance that the Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance, whether or not adjusted for risk, than if we had not engaged in such transactions.

Depending on the state of interest rates in general, our use of interest rate transactions could enhance or decrease the cash available to us for payment of distributions or interest. To the extent there is a decline in interest rates, the value of interest rate swaps or caps could decline, and result in a decline in our net assets. In addition, if the counterparty to an interest rate transaction defaults, we would not be able to use the anticipated net receipts under the interest rate swap or cap to offset our cost of financial leverage.

Competition Risk.    At the time we completed our initial public offering in February 2004, we were the only publicly traded investment company offering access to a portfolio of energy infrastructure MLPs. Since that time several alternatives to us as vehicles for investment in a portfolio of energy infrastructure MLPs and midstream entities, including other publicly traded investment companies and private funds, have emerged. These competitive conditions may adversely impact our ability to meet our investment objective, which in turn could adversely impact our ability to make interest or distribution payments.

Restricted Security Risk.    We may invest up to 30% of total assets in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks for us. However, we could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under 1933 Act.

Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit our ability to dispose of them and may lower the amount we could realize upon their sale. To enable us to sell our holdings of a restricted security not registered under the 1933 Act, we may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by us with the issuer at the time we buy the securities. When we must arrange registration because we wish to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that we could sell it. We would bear the risks of any downward price fluctuation during that period.

Liquidity Risk.    Although common units of MLPs and other midstream entities trade on the NYSE, NYSE MKT LLC (formerly known as AMEX), and the Nasdaq National Market, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such entities may display abrupt or erratic movements at times. Additionally, it may be more difficult for us to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when we believe it is desirable to do so. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities or to dispose of securities. Our clean-energy related private equity investments will be highly illiquid, and we will likely be able to sell such securities only in privately negotiated transactions with another investor or group of investors. Depending on prevailing market conditions, there can be no assurance that we will be able to sell such investments on favorable terms, if at all. This also may affect adversely our ability to make required interest payments on the debt securities and distributions on the preferred stock, to redeem such securities, or to meet asset coverage requirements.

Covered Call Risk.    We cannot guarantee that our covered call option strategy will be effective. There are several risks associated with transactions in options on securities, including:

•        There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given covered call option transaction not to achieve its objectives. A decision as to whether, when and how to use covered calls (or other options) involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

•        The use of options may require us to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation we can realize on an investment, or may cause us to hold a security we might otherwise sell. As the writer of a covered call option, we forego, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call option but retain the risk of loss should the price of the underlying security decline. Although such loss would be offset in part by the option premium received, in a situation in which the price of a particular stock on which we have written a covered call option declines rapidly and materially or in which prices in general on all or a substantial portion of the stocks on which we have written covered call options decline rapidly and materially, we could sustain material depreciation or loss to the extent we do not sell the underlying securities (which may require us to terminate, offset or otherwise cover our option position as well).

•        There can be no assurance that a liquid market will exist when we seek to close out an option position. If we were unable to close out a covered call option that we had written on a security, we would not be able to sell the underlying security unless the option expired without exercise. Reasons for the absence of a liquid secondary market for exchange-traded options may include, but are not limited to, the following: (i) there may be insufficient trading interest; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities may not be adequate to handle current trading volume; or (vi) the relevant exchange could discontinue the trading of options. In addition, our ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations.

•        The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the dividend or distribution yield of the underlying security, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. Any of the foregoing could impact or cause to vary over time the amount of income we are able to generate through our covered call option strategy.

•        The number of covered call options we can write is limited by the number of shares of the corresponding common stock we hold. Furthermore, our covered call option transactions may be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

•        If we fail to maintain any required asset coverage ratios in connection with any use by us of leverage, we may be required to redeem or prepay some or all of our leverage instruments. Such redemption or prepayment would likely result in our seeking to terminate early all or a portion of any option transaction. Early termination of an option could result in a termination payment by or to us.

Non-diversification Risk.    We are a non-diversified, closed-end management investment company under the 1940 Act that intends to be treated as a RIC under the Code. Accordingly, there are no regulatory limits under the 1940 Act, but are limitations under the Code, on the number and size of securities that we hold. We may invest more assets in fewer issuers as compared to a diversified fund.

Debt Securities Risk:    Investments in debt securities are generally subject to credit risk, extension risk, interest rate risk, prepayment risk and spread risk:

•        Credit Risk.    Credit risk is the risk that the market value of debt securities may decline if the issuer or the borrower, or a guarantor, defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making timely payments of principal or interest. We could lose money if the issuer of or borrower under, or a guarantor of, a debt security defaults or is unable or unwilling to make timely principal or interest payments. The lower quality or unrated securities in which we invest may present increased credit risk as compared to higher rated securities, including the possibility of default or bankruptcy.

•        Extension Risk.    During periods of rising market interest rates, it becomes more expensive for a borrower to refinance its existing debt obligations. During such periods, repayments of debt securities may occur more slowly than anticipated by the market because the issuer or borrower will prefer to pay interest at a lower rate. This may cause the market prices of such debt securities to decline.

•        Interest Rate Risk.    Generally, when market interest rates rise, the values of debt securities decline, and vice versa. Our investment in such securities means that the NAV and market price of our Common Shares will tend to decline if market interest rates rise. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing us to reinvest in lower yielding securities. This is known as call or prepayment risk. Lower grade securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a lower grade obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Debt securities with longer maturities tend to be more sensitive to changes in market interest rates, typically making their prices more volatile than securities with shorter maturities. The Federal Reserve recently raised the federal funds rate several times and has indicated that it may continue to do so. Therefore, there is a risk that interest rates will rise, which will likely drive down bond prices.

•        Prepayment, Call or Reinvestment Risk.    Many issuers and borrowers have a right to prepay their debt securities prior to the stated maturity date. If market interest rates fall, an issuer or borrower may exercise this right to refinance its debt obligations at a lower rate. In that event, a holder of the issuer’s or borrower’s debt securities will not benefit from the rise in market price that normally accompanies a decline in market interest rates. Reinvestment risk is the risk that, upon the sale or repayment (at maturity or otherwise) of debt securities we hold, we will be required to reinvest the proceeds in debt securities paying lower interest rates than the debt securities that were sold or repaid. In this event, our distribution rate may decline. A decline in the income we receive from our investments is likely to have a negative effect on our market price, net asset value and/or overall return.

•        Spread Risk.    Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

Below Investment Grade Securities Risk.    Investing in below investment grade debt instruments (commonly referred to as “junk bonds”) involves additional risks than investment grade securities. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a below investment grade issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could adversely affect the ability of highly leveraged issuers to service their obligations or to repay their obligations upon maturity. Similarly, downturns in profitability in the energy infrastructure industry could adversely affect the ability of below investment grade issuers in that industry to meet their obligations. The market values of lower quality securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates.

The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities. There are fewer dealers in the market for below investment grade securities than investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse change in the condition of a particular issuer, and these instruments may become illiquid. As a result, it may be more difficult to sell these securities, or we may be able to sell the securities only at prices lower than if such securities were widely traded. This may affect adversely our ability to make required distribution or interest payments on our outstanding senior securities. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating our NAV.

Because investors generally perceive that there are greater risks associated with lower quality securities of the type in which we may invest a portion of our assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Factors having an adverse impact on the market value of below investment grade securities may have an adverse effect on our NAV and the market value of our Common Shares. In addition, we may incur additional expenses to the extent we are required to seek recovery upon a default in payment of principal or interest on our portfolio holdings. In certain circumstances, we may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, we would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The corporate debt securities in which we invest generally will be high yield debt securities. Because the performance of high yield corporate debt securities, especially during periods of market stress, may be affected by changes, or perceived changes, in the issuer’s business, financial condition or prospects, the performance of our investments in high yield corporate debt securities may be correlated with the performance of equity securities, including the equity securities in which we invest. Accordingly, there can be no assurance that the allocation of our assets among equity and debt securities will provide our common stockholders with any of the benefits typically associated with asset class diversification.

Market Disruption and Geopolitical Risk.    Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Company’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by us. Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the financial services sector. Despite more stabilized economic activity, if the volatility continues, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be impacted. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. As a result of any of the foregoing, we or the companies in which we invest may be unable to obtain new debt or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, we or the companies in which we invest may not be able to meet obligations as they come due. Moreover, without adequate funding, midstream energy entities may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), may pose risks to us. For instance, the rapid advanced development of AI technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Company and its investments.

General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General.    We are a non-diversified, closed-end management investment company designed primarily as a long-term investment vehicle and not as a trading tool. An investment in our securities should not constitute a complete investment program for any investor and involves a high degree of risk. Due to the uncertainty in all investments, there can be no assurance that we will achieve our investment objective.

The following are the general risks of investing in our securities that affect our ability to achieve our investment objective. The risks below could lower the returns and distributions on common stock and reduce the amount of cash and net assets available to make distribution payments on preferred stock and interest payments on debt securities.

Capital Markets Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Markets Volatility Risk.    Our capital structure and performance may be adversely impacted by weakness in the credit markets and stock market if such weakness results in declines in the value of energy infrastructure entities in which we invest. If the value of our investments declines or remains volatile, there is a risk that we may be required to reduce outstanding leverage, which could adversely affect our stock price and ability to pay distributions at historical levels. A sustained economic slowdown may adversely affect the ability of energy infrastructure entities to sustain their historical distribution levels, which in turn, may adversely affect our ability to sustain distributions at historical levels. Energy infrastructure entities that have historically relied heavily on outside capital to fund their growth may be impacted by a slowdown in the capital markets. The performance of the energy infrastructure sector is dependent on several factors including the condition of the financial sector, the general economy and the commodity markets.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk.    Under normal circumstances, we concentrate our investments in the energy infrastructure sector. Risks inherent in the energy infrastructure business include the following:

•        Unregulated power, processing and coal entities may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other energy entities due to the impact of prices on volume of commodities transported, processed, stored or distributed. Pipeline and regulated power entities are generally not subject to direct commodity price exposure because they do not own the underlying energy commodity. While propane entities do own the underlying energy commodity, the Adviser seeks high quality midstream and power entities that are able to mitigate or manage direct margin exposure to commodity price levels. The energy and power infrastructure sector can be hurt by market perception that the entities’ performance and distributions are directly tied to commodity prices.

•        The profitability of energy and power infrastructure entities, particularly processing and pipeline entities, may be materially impacted by the volume of energy commodities available for transporting, processing, storing, producing or distributing. A significant decrease in the demand for or production of energy commodities, due to economic factors, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of energy and power infrastructure entities and, therefore, the ability of the entities to generate attractive returns.

•        A portion of any one midstream entity’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an entity’s ability to make distributions. Often midstream energy entities depend upon exploration and development activities by third parties.

•        Energy and power infrastructure entities employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some entities may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies.

•        The profitability of energy and power infrastructure entities could be adversely affected by changes in the regulatory environment. Most energy entities’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain assets are constructed, maintained and operated and the prices such entities may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of a midstream energy process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure energy entities may face.

•        Energy and power infrastructure company activities are subject to stringent environmental laws and regulation by many federal, state and local authorities, international treaties and foreign governmental authorities. Failure to comply with such laws and regulations or to obtain any necessary environmental permits pursuant to such laws and regulations could result in fines or other sanctions. Congress and other domestic and foreign governmental authorities have either considered or implemented various laws and regulations to restrict or tax certain emissions, particularly those involving air and water emissions. Existing environmental regulations could be revised or reinterpreted, new laws and regulations could be adopted or become applicable, and future changes in environmental laws and regulations could occur, which could impose significant additional costs. Energy and power infrastructure companies have made and will likely continue to make significant capital and other expenditures to comply with these and other environmental laws and regulations. There can be no assurance that such companies would be able to recover all or any increased environmental costs from their customers or that their business, financial condition or results of operations would not be materially and adversely affected by such expenditures or any changes in domestic or foreign environmental laws and regulations, in which case the value of these companies’ securities could be adversely affected. In addition, energy companies may be responsible for environmentally-related liabilities, including any on-site liabilities associated with the environmental condition of facilities that it has acquired, leased or developed, or liabilities from associated activities, regardless of when the liabilities arose and whether they are known or unknown.

Increased regulatory scrutiny of hydraulic fracturing could result in additional laws and regulations or, potentially, prohibition of the practice. Hydraulic fracturing is a common practice used by energy companies to stimulate production of natural gas and/or crude oil from unconventional reservoirs. The process involves the injection of water, sand, and additives under pressure into a targeted subsurface formation. The water and pressure create fractures in the rock formations, which are held open by the grains of sand, enabling the crude oil or natural gas to flow to the wellbore. Increased regulatory scrutiny of disposal wastewater, which is a byproduct of hydraulic fracturing and production of unconventional reserves and must be disposed, could result in additional laws or regulations governing such disposal activities.

While we are not able to predict the likelihood of such an event or its impact, it is possible that additional restrictions on hydraulic fracturing or wastewater disposal could result in a reduction in production of crude oil, natural gas and natural gas liquids. The use of hydraulic fracturing is critical to the recovery of economic amounts of crude oil, natural gas and natural gas liquids from unconventional reserves, and the associated wastewater must be disposed. Midstream energy entities have increasingly focused on the construction of midstream assets to facilitate the development of unconventional reservoirs. As a result, restrictions on hydraulic fracturing or wastewater disposal could have an adverse impact on the financial performance of midstream energy entities.

•        Natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis, tornadoes and wind, are inherent risks in energy infrastructure company operations. For example, extreme weather patterns, such as Hurricane Ivan in 2004 and Hurricanes Katrina and Rita in 2005, the Tohuku earthquake and resulting tsunami in Japan in 2011, Hurricane Sandy in 2012 and Hurricane Harvey in 2017, or the threat thereof, could result in substantial damage to the facilities of certain companies located in the affected areas and significant volatility in the supply of energy and could adversely impact the prices of the securities in which we invest. This volatility may create fluctuations in commodity prices and earnings of companies in the energy and power infrastructure industry.

•        A rising interest rate environment could adversely impact the performance of energy and power infra entities. Rising interest rates could limit the capital appreciation of equity units of these entities as a result of the increased availability of alternative investments at competitive yields. Rising interest rates also may increase an entity’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit cash flow growth rates.

•        Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline and power infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in energy commodities and could affect the market for products of energy entities.

•        Holders of MLP units are subject to certain risks inherent in the partnership structure of MLPs including (1) tax risks (described below), (2) limited ability to elect or remove management, (3) limited voting rights, except with respect to extraordinary transactions, and (4) conflicts of interest of the general partner, including those arising from incentive distribution payments.

Industry Specific Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industry Specific Risk.    Energy infrastructure companies also are subject to risks specific to the industry they serve.

•        Pipeline entities are subject to demand for crude oil or refined products in the markets served by the pipeline, sharp decreases in crude oil or natural gas prices that cause producers to curtail production or reduce capital spending for exploration activities, and environmental regulation. Demand for gasoline, which accounts for a substantial portion of refined product transportation, depends on price, prevailing economic conditions in the markets served, and demographic and seasonal factors. Pipeline entities are subject to regulation by FERC with respect to tariff rates these companies may charge for pipeline transportation services. An adverse determination by FERC with respect to the tariff rates of a pipeline entity could have a material adverse effect on the business, financial condition, results of operations and cash flows of that pipeline entity and its ability to make cash distributions to its equity owners.

•        Power and utility companies are heavily regulated by U.S. federal, state and local government regulations and policies concerning the electric utility industry, as well as policies promulgated by electric utilities. Power and utility companies a subject to risks including difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, In many regions of United States, the Utility Industry is experiencing increasing competitive pressures, primarily in wholesale markets, as a result of consumer demand, technological advances, greater availability of natural gas with respect to electric utility companies and other factors.

•        Gathering and processing entities are subject to declines in production of natural gas fields, which utilize the processing facilities as a way to market the gas, prolonged depression in the price of natural gas or crude oil refining, which curtails production due to lack of drilling activity and declines in the prices of natural gas liquids products and natural gas prices, resulting in lower processing margins.

MLP Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

MLP Risk.    An investment in MLP securities involves some risks that differ from the risks involved in an investment in the common stock of a corporation, including governance risk, tax risk, and cash flow risk. Governance risk involves the risks associated with the ownership structure of MLPs. MLPs are also subject to tax risk, which is the risk that MLPs might lose their partnership status for tax purposes or might otherwise be subject to federal income tax at the entity level as a result of an audit of a previously filed tax return. Cash flow risk is the risk that MLPs will not make distributions to holders (including us) at anticipated levels or that such distributions will not have the expected tax character. As a result, there could be a material reduction in our cash flow and there could be a material decrease in the value of our Common Shares.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk.    Equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards the energy and power sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer.

Smaller Company Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Smaller Company Securities Risk.    Investing in securities of smaller companies may involve greater risk than is associated with investing in more established companies. Companies with smaller capitalization may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than larger more established companies.

Hedging Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Strategy Risk.    We may use interest rate transactions for hedging purposes only, in an attempt to reduce the interest rate risk arising from our leveraged capital structure. There is no assurance that the interest rate hedging transactions into which we enter will be effective in reducing our exposure to interest rate risk. Hedging transactions are subject to correlation risk, which is the risk that payment on our hedging transactions may not correlate exactly with our payment obligations on senior securities.

Interest rate transactions that we may use for hedging purposes will expose us to certain risks that differ from the risks associated with our portfolio holdings. There are economic costs of hedging reflected in the price of interest rate swaps, floors, caps and similar techniques, the costs of which can be significant, particularly when long-term interest rates are substantially above short-term rates. In addition, our success in using hedging instruments is subject to the Adviser’s ability to predict correctly changes in the relationships of such hedging instruments to our leverage risk, and there can be no assurance that the Adviser’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance, whether or not adjusted for risk, than if we had not engaged in such transactions.

Depending on the state of interest rates in general, our use of interest rate transactions could enhance or decrease the cash available to us for payment of distributions or interest. To the extent there is a decline in interest rates, the value of interest rate swaps or caps could decline, and result in a decline in our net assets. In addition, if the counterparty to an interest rate transaction defaults, we would not be able to use the anticipated net receipts under the interest rate swap or cap to offset our cost of financial leverage.

Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition Risk.    At the time we completed our initial public offering in February 2004, we were the only publicly traded investment company offering access to a portfolio of energy infrastructure MLPs. Since that time several alternatives to us as vehicles for investment in a portfolio of energy infrastructure MLPs and midstream entities, including other publicly traded investment companies and private funds, have emerged. These competitive conditions may adversely impact our ability to meet our investment objective, which in turn could adversely impact our ability to make interest or distribution payments.

Restricted Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restricted Security Risk.    We may invest up to 30% of total assets in restricted securities, primarily through direct placements. Restricted securities are less liquid than securities traded in the open market because of statutory and contractual restrictions on resale. Such securities are, therefore, unlike securities that are traded in the open market, which can be expected to be sold immediately if the market is adequate. As discussed further below, this lack of liquidity creates special risks for us. However, we could sell such securities in privately negotiated transactions with a limited number of purchasers or in public offerings under 1933 Act.

Restricted securities are subject to statutory and contractual restrictions on their public resale, which may make it more difficult to value them, may limit our ability to dispose of them and may lower the amount we could realize upon their sale. To enable us to sell our holdings of a restricted security not registered under the 1933 Act, we may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by us with the issuer at the time we buy the securities. When we must arrange registration because we wish to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that we could sell it. We would bear the risks of any downward price fluctuation during that period.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk.    Although common units of MLPs and other midstream entities trade on the NYSE, NYSE MKT LLC (formerly known as AMEX), and the Nasdaq National Market, certain securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain securities experience limited trading volumes, the prices of such entities may display abrupt or erratic movements at times. Additionally, it may be more difficult for us to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when we believe it is desirable to do so. Investment of our capital in securities that are less actively traded or over time experience decreased trading volume may restrict our ability to take advantage of other market opportunities or to dispose of securities. Our clean-energy related private equity investments will be highly illiquid, and we will likely be able to sell such securities only in privately negotiated transactions with another investor or group of investors. Depending on prevailing market conditions, there can be no assurance that we will be able to sell such investments on favorable terms, if at all. This also may affect adversely our ability to make required interest payments on the debt securities and distributions on the preferred stock, to redeem such securities, or to meet asset coverage requirements.

Covered Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Covered Call Risk.    We cannot guarantee that our covered call option strategy will be effective. There are several risks associated with transactions in options on securities, including:

•        There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given covered call option transaction not to achieve its objectives. A decision as to whether, when and how to use covered calls (or other options) involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events.

•        The use of options may require us to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation we can realize on an investment, or may cause us to hold a security we might otherwise sell. As the writer of a covered call option, we forego, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the exercise price of the call option but retain the risk of loss should the price of the underlying security decline. Although such loss would be offset in part by the option premium received, in a situation in which the price of a particular stock on which we have written a covered call option declines rapidly and materially or in which prices in general on all or a substantial portion of the stocks on which we have written covered call options decline rapidly and materially, we could sustain material depreciation or loss to the extent we do not sell the underlying securities (which may require us to terminate, offset or otherwise cover our option position as well).

•        There can be no assurance that a liquid market will exist when we seek to close out an option position. If we were unable to close out a covered call option that we had written on a security, we would not be able to sell the underlying security unless the option expired without exercise. Reasons for the absence of a liquid secondary market for exchange-traded options may include, but are not limited to, the following: (i) there may be insufficient trading interest; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the trading facilities may not be adequate to handle current trading volume; or (vi) the relevant exchange could discontinue the trading of options. In addition, our ability to terminate over-the-counter options may be more limited than with exchange-traded options and may involve the risk that counterparties participating in such transactions will not fulfill their obligations.

•        The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the dividend or distribution yield of the underlying security, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. Any of the foregoing could impact or cause to vary over time the amount of income we are able to generate through our covered call option strategy.

•        The number of covered call options we can write is limited by the number of shares of the corresponding common stock we hold. Furthermore, our covered call option transactions may be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

•        If we fail to maintain any required asset coverage ratios in connection with any use by us of leverage, we may be required to redeem or prepay some or all of our leverage instruments. Such redemption or prepayment would likely result in our seeking to terminate early all or a portion of any option transaction. Early termination of an option could result in a termination payment by or to us.

Non-diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-diversification Risk.    We are a non-diversified, closed-end management investment company under the 1940 Act that intends to be treated as a RIC under the Code. Accordingly, there are no regulatory limits under the 1940 Act, but are limitations under the Code, on the number and size of securities that we hold. We may invest more assets in fewer issuers as compared to a diversified fund.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk:    Investments in debt securities are generally subject to credit risk, extension risk, interest rate risk, prepayment risk and spread risk:

•        Credit Risk.    Credit risk is the risk that the market value of debt securities may decline if the issuer or the borrower, or a guarantor, defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making timely payments of principal or interest. We could lose money if the issuer of or borrower under, or a guarantor of, a debt security defaults or is unable or unwilling to make timely principal or interest payments. The lower quality or unrated securities in which we invest may present increased credit risk as compared to higher rated securities, including the possibility of default or bankruptcy.

•        Extension Risk.    During periods of rising market interest rates, it becomes more expensive for a borrower to refinance its existing debt obligations. During such periods, repayments of debt securities may occur more slowly than anticipated by the market because the issuer or borrower will prefer to pay interest at a lower rate. This may cause the market prices of such debt securities to decline.

•        Interest Rate Risk.    Generally, when market interest rates rise, the values of debt securities decline, and vice versa. Our investment in such securities means that the NAV and market price of our Common Shares will tend to decline if market interest rates rise. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing us to reinvest in lower yielding securities. This is known as call or prepayment risk. Lower grade securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem a lower grade obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer. Debt securities with longer maturities tend to be more sensitive to changes in market interest rates, typically making their prices more volatile than securities with shorter maturities. The Federal Reserve recently raised the federal funds rate several times and has indicated that it may continue to do so. Therefore, there is a risk that interest rates will rise, which will likely drive down bond prices.

•        Prepayment, Call or Reinvestment Risk.    Many issuers and borrowers have a right to prepay their debt securities prior to the stated maturity date. If market interest rates fall, an issuer or borrower may exercise this right to refinance its debt obligations at a lower rate. In that event, a holder of the issuer’s or borrower’s debt securities will not benefit from the rise in market price that normally accompanies a decline in market interest rates. Reinvestment risk is the risk that, upon the sale or repayment (at maturity or otherwise) of debt securities we hold, we will be required to reinvest the proceeds in debt securities paying lower interest rates than the debt securities that were sold or repaid. In this event, our distribution rate may decline. A decline in the income we receive from our investments is likely to have a negative effect on our market price, net asset value and/or overall return.

•        Spread Risk.    Wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Below Investment Grade Securities Risk.    Investing in below investment grade debt instruments (commonly referred to as “junk bonds”) involves additional risks than investment grade securities. Adverse changes in economic conditions are more likely to lead to a weakened capacity of a below investment grade issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could adversely affect the ability of highly leveraged issuers to service their obligations or to repay their obligations upon maturity. Similarly, downturns in profitability in the energy infrastructure industry could adversely affect the ability of below investment grade issuers in that industry to meet their obligations. The market values of lower quality securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates.

The secondary market for below investment grade securities may not be as liquid as the secondary market for more highly rated securities. There are fewer dealers in the market for below investment grade securities than investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger than for higher quality instruments. Under adverse market or economic conditions, the secondary market for below investment grade securities could contract further, independent of any specific adverse change in the condition of a particular issuer, and these instruments may become illiquid. As a result, it may be more difficult to sell these securities, or we may be able to sell the securities only at prices lower than if such securities were widely traded. This may affect adversely our ability to make required distribution or interest payments on our outstanding senior securities. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating our NAV.

Because investors generally perceive that there are greater risks associated with lower quality securities of the type in which we may invest a portion of our assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Factors having an adverse impact on the market value of below investment grade securities may have an adverse effect on our NAV and the market value of our Common Shares. In addition, we may incur additional expenses to the extent we are required to seek recovery upon a default in payment of principal or interest on our portfolio holdings. In certain circumstances, we may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, we would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

The corporate debt securities in which we invest generally will be high yield debt securities. Because the performance of high yield corporate debt securities, especially during periods of market stress, may be affected by changes, or perceived changes, in the issuer’s business, financial condition or prospects, the performance of our investments in high yield corporate debt securities may be correlated with the performance of equity securities, including the equity securities in which we invest. Accordingly, there can be no assurance that the allocation of our assets among equity and debt securities will provide our common stockholders with any of the benefits typically associated with asset class diversification.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk.    Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Company’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by us. Global financial markets and economic conditions have been, and may continue to be, volatile due to a variety of factors, including significant write-offs in the financial services sector. Despite more stabilized economic activity, if the volatility continues, the cost of raising capital in the debt and equity capital markets, and the ability to raise capital, may be impacted. In particular, concerns about the general stability of financial markets and specifically the solvency of lending counterparties, may impact the cost of raising capital from the credit markets through increased interest rates, tighter lending standards, difficulties in refinancing debt on existing terms or at all and reduced, or in some cases ceasing to provide, funding to borrowers. In addition, lending counterparties under existing revolving credit facilities and other debt instruments may be unwilling or unable to meet their funding obligations. As a result of any of the foregoing, we or the companies in which we invest may be unable to obtain new debt or equity financing on acceptable terms. If funding is not available when needed, or is available only on unfavorable terms, we or the companies in which we invest may not be able to meet obligations as they come due. Moreover, without adequate funding, midstream energy entities may be unable to execute their growth strategies, complete future acquisitions, take advantage of other business opportunities or respond to competitive pressures, any of which could have a material adverse effect on their revenues and results of operations.

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, “AI Technologies”), may pose risks to us. For instance, the rapid advanced development of AI technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Company and its investments.

Risks Related to Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Leverage

Leverage Risk.    Our use of leverage through bank borrowings and the issuance of preferred stock and senior or other transactions involving indebtedness (other than for temporary or emergency purposes) are or would be considered “senior securities” for purposes of the 1940 Act and create risks. Leverage is a speculative technique that may adversely affect common stockholders. If the return on securities acquired with borrowed funds or other leverage proceeds does not exceed the cost of the leverage, the use of leverage could cause us to lose money. Successful use of leverage depends on the Adviser’s ability to predict or correctly hedge interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Because the fee paid to the Adviser will be calculated based on Managed Assets, the fees will increase when leverage is utilized, giving the Adviser an incentive to utilize leverage.

Our issuance of senior securities involves offering expenses and other costs, including interest payments, which are borne indirectly by our common stockholders. Fluctuations in interest rates could increase interest or distribution payments on our senior securities and could reduce cash available for distributions on common stock. Increased operating costs, including the financing cost associated with any leverage, may reduce our total return to common stockholders.

The 1940 Act and/or the rating agency guidelines applicable to some senior securities impose asset coverage requirements, distribution limitations, voting right requirements (in the case of the senior equity securities), and restrictions on our portfolio composition and our use of certain investment techniques and strategies. The terms of any senior securities or other borrowings may impose additional requirements, restrictions and limitations that are more stringent than those currently required by the 1940 Act, and the guidelines of the rating agencies that rate outstanding senior securities. These requirements may have an adverse effect on us and may affect our ability to pay distributions on common stock and preferred stock. To the extent necessary, we intend to redeem our senior securities to maintain the required asset coverage. Doing so may require that we liquidate portfolio securities at a time when it would not otherwise be desirable to do so. Nevertheless, it is not anticipated that the 1940 Act requirements, the terms of any senior securities or the rating agency guidelines will impede the Adviser in managing our portfolio in accordance with our investment objective and policies. See “Leverage — Use of Leverage.”

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk.    Our use of leverage through bank borrowings and the issuance of preferred stock and senior or other transactions involving indebtedness (other than for temporary or emergency purposes) are or would be considered “senior securities” for purposes of the 1940 Act and create risks. Leverage is a speculative technique that may adversely affect common stockholders. If the return on securities acquired with borrowed funds or other leverage proceeds does not exceed the cost of the leverage, the use of leverage could cause us to lose money. Successful use of leverage depends on the Adviser’s ability to predict or correctly hedge interest rates and market movements, and there is no assurance that the use of a leveraging strategy will be successful during any period in which it is used. Because the fee paid to the Adviser will be calculated based on Managed Assets, the fees will increase when leverage is utilized, giving the Adviser an incentive to utilize leverage.

Our issuance of senior securities involves offering expenses and other costs, including interest payments, which are borne indirectly by our common stockholders. Fluctuations in interest rates could increase interest or distribution payments on our senior securities and could reduce cash available for distributions on common stock. Increased operating costs, including the financing cost associated with any leverage, may reduce our total return to common stockholders.

The 1940 Act and/or the rating agency guidelines applicable to some senior securities impose asset coverage requirements, distribution limitations, voting right requirements (in the case of the senior equity securities), and restrictions on our portfolio composition and our use of certain investment techniques and strategies. The terms of any senior securities or other borrowings may impose additional requirements, restrictions and limitations that are more stringent than those currently required by the 1940 Act, and the guidelines of the rating agencies that rate outstanding senior securities. These requirements may have an adverse effect on us and may affect our ability to pay distributions on common stock and preferred stock. To the extent necessary, we intend to redeem our senior securities to maintain the required asset coverage. Doing so may require that we liquidate portfolio securities at a time when it would not otherwise be desirable to do so. Nevertheless, it is not anticipated that the 1940 Act requirements, the terms of any senior securities or the rating agency guidelines will impede the Adviser in managing our portfolio in accordance with our investment objective and policies. See “Leverage — Use of Leverage.”

Risks Related to Our Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Our Operations

Valuation Risk.    Market prices generally will not be available for restricted securities or securities of private companies, and the value of such investments ordinarily will be determined based on fair valuations determined by the Adviser pursuant to procedures adopted pursuant to Rule 2a-5. Similarly, common units acquired through direct placements will be valued based on fair value determinations because of their restricted nature; however, the Adviser expects that such values will be based on a discount from publicly available market prices. Restrictions on resale or the absence of a liquid secondary market may adversely affect our ability to determine our NAV. The sale price of securities that are not readily marketable may be lower or higher than our most recent determination of their fair value. Additionally, the value of these securities typically requires more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, we may not be able to realize these securities’ true value or may have to delay their sale in order to do so. This may affect adversely our ability to make required interest payments on the debt securities and distributions on the preferred stock, to redeem such securities, or to meet asset coverage requirements.

Market Discount Risk.    Our common stock has traded both at a premium and at a discount in relation to NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. Shares of closed-end investment companies frequently trade at a discount from NAV, but in some cases have traded above NAV. Continued development of alternatives as a vehicle for investment in MLP securities may contribute to reducing or eliminating any premium or may result in our shares trading at a discount. The risk of the Common Shares trading at a discount is a risk separate from the risk of a decline in our NAV because of investment activities. Our NAV will be reduced immediately following an offering of our common or preferred stock, due to the offering costs for such stock, which are borne entirely by us. Although we also bear the offering costs of debt securities, such costs are amortized over time and therefore do not impact our NAV immediately following an offering.

Whether stockholders will realize a gain or loss for federal income tax purposes upon the sale of our Common Shares depends upon whether the market value of the Common Shares at the time of sale is above or below the stockholder’s basis in such shares, taking into account transaction costs, and is not directly dependent upon our NAV. Because the market value of our common stock will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond our control, we cannot predict whether our Common Shares will trade at, below or above NAV, or at, below or above the public offering price for Common Shares.

Management Risk.    The skill of our Adviser plays a significant role in our ability to achieve our investment objective. Our ability to achieve our investment objective depends on the ability of the Adviser to identify economic and market trends and to select securities, especially in volatile markets. The Adviser could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities. The Adviser may face competition in retaining and hiring investment professionals.

Tax Risk.    We elected to be treated as a RIC for our fiscal year ending November 30, 2023, and intend to continue to qualify as a RIC under the Code. To maintain our qualification for federal income tax purposes as a RIC under the Code, we must meet certain source-of-income, asset diversification and annual distribution requirements. Although we intend to continue to qualify as a RIC, certain built-in gains that were present in our portfolio at the time of our conversion to RIC status remain subject to federal income tax at the fund level at regular corporate rates if such built-in gains are recognized within the period specified in the Code. If for any taxable year we fail to qualify for the special federal income tax treatment afforded to RICs and we were ineligible to or otherwise did not cure such failure for the taxable year, we would fail to qualify as a RIC under the Code for such year, in which case all of our taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to our stockholders), our income available for distribution to stockholders will be reduced, and all distributions from earnings and profits will be taxable to our shareholders as ordinary income to the extent of our current or accumulated earnings and profits. See “Certain Federal Income Tax Matters” at page 40.

Cybersecurity Risk.    The Company’s service providers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyberattacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyberattacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Nevertheless, cyber incidents could potentially occur and might in some circumstances result in unauthorized access to sensitive information about the Adviser or other service providers or their clients, including the Company.

Subsidiary Risk.    By investing in any subsidiary, we will be indirectly exposed to the risks associated with such subsidiary’s investments. The instruments that will be held by any subsidiary will generally be similar to those that are permitted to be held by the Company and will be subject to the same risks that apply to similar investments if held directly by the Company. The subsidiaries will not be registered under the 1940 Act, and, unless otherwise noted in this Prospectus, will not be subject to all the protections of the 1940 Act. However, we will wholly own and control any subsidiary, and we and any subsidiary will each be managed by our Adviser and will share the same portfolio management team. Our Board will have oversight responsibility for the investment activities of the Company, including its investment in the subsidiaries, and our role as sole shareholder of any subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a subsidiary is formed could result in our inability or the inability of the subsidiaries to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Company.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk.    Market prices generally will not be available for restricted securities or securities of private companies, and the value of such investments ordinarily will be determined based on fair valuations determined by the Adviser pursuant to procedures adopted pursuant to Rule 2a-5. Similarly, common units acquired through direct placements will be valued based on fair value determinations because of their restricted nature; however, the Adviser expects that such values will be based on a discount from publicly available market prices. Restrictions on resale or the absence of a liquid secondary market may adversely affect our ability to determine our NAV. The sale price of securities that are not readily marketable may be lower or higher than our most recent determination of their fair value. Additionally, the value of these securities typically requires more reliance on the judgment of the Adviser than that required for securities for which there is an active trading market. Due to the difficulty in valuing these securities and the absence of an active trading market for these investments, we may not be able to realize these securities’ true value or may have to delay their sale in order to do so. This may affect adversely our ability to make required interest payments on the debt securities and distributions on the preferred stock, to redeem such securities, or to meet asset coverage requirements.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk.    Our common stock has traded both at a premium and at a discount in relation to NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. Shares of closed-end investment companies frequently trade at a discount from NAV, but in some cases have traded above NAV. Continued development of alternatives as a vehicle for investment in MLP securities may contribute to reducing or eliminating any premium or may result in our shares trading at a discount. The risk of the Common Shares trading at a discount is a risk separate from the risk of a decline in our NAV because of investment activities. Our NAV will be reduced immediately following an offering of our common or preferred stock, due to the offering costs for such stock, which are borne entirely by us. Although we also bear the offering costs of debt securities, such costs are amortized over time and therefore do not impact our NAV immediately following an offering.

Whether stockholders will realize a gain or loss for federal income tax purposes upon the sale of our Common Shares depends upon whether the market value of the Common Shares at the time of sale is above or below the stockholder’s basis in such shares, taking into account transaction costs, and is not directly dependent upon our NAV. Because the market value of our common stock will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond our control, we cannot predict whether our Common Shares will trade at, below or above NAV, or at, below or above the public offering price for Common Shares.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk.    The skill of our Adviser plays a significant role in our ability to achieve our investment objective. Our ability to achieve our investment objective depends on the ability of the Adviser to identify economic and market trends and to select securities, especially in volatile markets. The Adviser could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities. The Adviser may face competition in retaining and hiring investment professionals.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk.    We elected to be treated as a RIC for our fiscal year ending November 30, 2023, and intend to continue to qualify as a RIC under the Code. To maintain our qualification for federal income tax purposes as a RIC under the Code, we must meet certain source-of-income, asset diversification and annual distribution requirements. Although we intend to continue to qualify as a RIC, certain built-in gains that were present in our portfolio at the time of our conversion to RIC status remain subject to federal income tax at the fund level at regular corporate rates if such built-in gains are recognized within the period specified in the Code. If for any taxable year we fail to qualify for the special federal income tax treatment afforded to RICs and we were ineligible to or otherwise did not cure such failure for the taxable year, we would fail to qualify as a RIC under the Code for such year, in which case all of our taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to our stockholders), our income available for distribution to stockholders will be reduced, and all distributions from earnings and profits will be taxable to our shareholders as ordinary income to the extent of our current or accumulated earnings and profits. See “Certain Federal Income Tax Matters” at page 40.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk.    The Company’s service providers, including the Adviser, must rely in part on digital and network technologies (collectively “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyberattacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyberattacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Nevertheless, cyber incidents could potentially occur and might in some circumstances result in unauthorized access to sensitive information about the Adviser or other service providers or their clients, including the Company.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subsidiary Risk.    By investing in any subsidiary, we will be indirectly exposed to the risks associated with such subsidiary’s investments. The instruments that will be held by any subsidiary will generally be similar to those that are permitted to be held by the Company and will be subject to the same risks that apply to similar investments if held directly by the Company. The subsidiaries will not be registered under the 1940 Act, and, unless otherwise noted in this Prospectus, will not be subject to all the protections of the 1940 Act. However, we will wholly own and control any subsidiary, and we and any subsidiary will each be managed by our Adviser and will share the same portfolio management team. Our Board will have oversight responsibility for the investment activities of the Company, including its investment in the subsidiaries, and our role as sole shareholder of any subsidiary. Changes in the laws of the United States and/or any jurisdiction in which a subsidiary is formed could result in our inability or the inability of the subsidiaries to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Company.

Risks Related to Offerings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Offerings

Market Impact Risk.    The sale of our Common Shares (or the perception that such sales may occur) may have an adverse effect on prices in the secondary market for our Common Shares. An increase in the number of Common Shares available may put downward pressure on the market price for our Common Shares.

Dilution Risk.    The voting power of current stockholders will be diluted to the extent that current stockholders do not purchase shares in any future common stock offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if we sell Common Shares below NAV, our NAV will fall immediately after such issuance.

Market Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Impact Risk.    The sale of our Common Shares (or the perception that such sales may occur) may have an adverse effect on prices in the secondary market for our Common Shares. An increase in the number of Common Shares available may put downward pressure on the market price for our Common Shares.

Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution Risk.    The voting power of current stockholders will be diluted to the extent that current stockholders do not purchase shares in any future common stock offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if we sell Common Shares below NAV, our NAV will fall immediately after such issuance.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		5901 College Boulevard
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		Overland Park
Entity Address, State or Province		KS
Entity Address, Postal Zip Code		66211
Contact Personnel Name		Matthew G.P. Sallee
Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 137,910,000				$ 50,333,000				$ 137,910,000	$ 50,333,000	$ 64,853,000	$ 81,632,000	$ 83,893,000	$ 87,927,000	$ 365,000,000	$ 380,000,000	$ 412,500,000	$ 442,500,000
Senior Securities Coverage per Unit	[8]				$ 6,015				$ 7,500				$ 6,015	$ 7,500	$ 6,768	$ 5,293	$ 5,194	$ 4,399	$ 3,387	$ 3,926	$ 3,564	$ 3,858
Senior Securities Average Market Value per Unit	[9]
Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 69,905,000				$ 35,661,000				$ 69,905,000	$ 35,661,000	$ 35,661,000	$ 35,661,000	$ 32,300,000	$ 32,300,000	$ 165,000,000	$ 165,000,000	$ 165,000,000	$ 165,000,000
Preferred Stock Liquidating Preference	[10]				$ 45				$ 54				$ 45	$ 54	$ 45	$ 40	$ 40	$ 33	$ 25	$ 29	$ 27	$ 30
Senior Securities Average Market Value per Unit	[9]
Borrowings [Member]
Financial Highlights [Abstract]
Senior Securities Amount					$ 72,100,000				$ 41,200,000				$ 72,100,000	$ 41,200,000	$ 7,300,000	$ 30,700,000	$ 19,200,000	$ 13,200,000	$ 93,900,000	$ 107,100,000	$ 112,700,000	$ 109,300,000
Senior Securities Coverage per Unit	[8]				$ 6,015				$ 7,500				$ 6,015	$ 7,500	$ 6,768	$ 5,293	$ 5,194	$ 4,399	$ 3,387	$ 3,926	$ 3,564	$ 3,858
Senior Securities Average Market Value per Unit	[9]

[1]	If the securities to which this Prospectus relates are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load, the estimated offering expenses borne by us and a revised expense example.
[2]	Stockholders will pay a transaction fee of $15 plus brokerage charges if they direct the Plan Agent to sell Common Shares held in a Plan account. See “Automatic Dividend Reinvestment and Cash Purchase Plan.”
[3]	Based on average Net Assets for fiscal period ended November 30, 2025.
[4]	Reflects management fee as of November 30, 2025. “Management Fee” is based on our Managed Assets, which means the total assets of the Company (including any assets attributable to leverage that may be outstanding), minus the sum of accrued liabilities (other than deferred taxes or debt representing financial leverage), and reflects an annual rate of 0.95% of average monthly Managed Assets up to $2.5 billion, 0.90% of average monthly Managed Assets between $2.5 billion and $3.5 billion, and 0.85% of average monthly Managed Assets above $3.5 billion. There is no investment advisory agreement with, or management fees charged to, any Subsidiary.
[5]	Reflects actual cost of interest on the debt securities and unsecured credit facility as of November 30, 2025, including amortization of issuance costs.
[6]	Reflects actual cost of distributions on Outstanding MRP Shares as of November 30, 2025, including amortization of issuance costs.
[7]	“Other Expenses” reflects actual costs incurred as of fiscal period ended November 30, 2025 for operational expenses, including payments to our transfer agent, administrator, custodian, fund account and legal and accounting expenses.
[8]	Calculated by subtracting the Company’s total liabilities and indebtedness (excluding senior notes, credit facility borrowings, and preferred stock) from the Company’s total assets and dividing the result by the aggregate amount of senior notes and credit facility borrowings outstanding at the end of the period, and by multiplying the results by $1,000.
[9]	Preferred stock and notes are issued on a private basis and do not have market values.
[10]	Calculated by subtracting the Company’s total liabilities and indebtedness (excluding senior notes, credit facility borrowings, and preferred stock) from the Company’s total assets and dividing the result by the aggregate amount of senior notes, credit facility borrowings, and preferred stock outstanding at the end of the period, and multiplying the result by $10 liquidation value per share.